UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2006

ITEM 1.                                                     REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Annual Report

Year Ended November 30, 2006

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$119 Billion in Assets Under Management Worldwide as of November 30, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Targeted Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	US Large Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Small Cap Value	US Marketwide Value	Five-Year Global
		International Value	International Value	Intermediate Government
		Emerging Markets Value		Inflation-Protected Securities
				Short-Term Municipal

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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ANNUAL REPORT

Table of Contents

Dimensional Investing

Page
DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Performance Chart	1

Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)	2

Definitions of Abbreviations and Footnotes	5

Disclosure of Fund Expenses	6

Disclosure of Portfolio Holdings	7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	16

Dimensional Emerging Markets Value Fund Inc.

Performance Chart	17

Disclosure of Fund Expenses	18

Disclosure of Portfolio Holdings	19

Summary Schedule of Portfolio Holdings	20

Statement of Assets and Liabilities	24

Statement of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	27

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	34

Fund Management	35

Voting Proxies on Fund Portfolio Securities	42

Notice to Shareholders	43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

Emerging Markets Value Portfolio vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
April 1998-November 2006

Growth of $10,000
DFA Emerging Markets Value Portfolio
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
04/98
1999
2000
2001
2002
2003
2004
2005
2006
11/06
$43,825
$31,825
$24,400

Average Annual Total Return	One Year	Five Years	From 4/1/1998
	41.55%	34.99%	18.52%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review  Year Ended November 30, 2006

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 16.68% in local currency and 28.20% in U.S. dollars.

% Total Returns for Year Ended November 30, 2006

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
United Kingdom	15.33%	31.10%
Japan	8.89%	12.65%
France	20.34%	35.30%
Switzerland	17.30%	28.71%
Germany	21.64%	36.76%
Netherlands	19.10%	33.91%
Australia	23.02%	31.21%
Italy	22.21%	37.41%
Spain	33.57%	50.18%
Canada	21.61%	24.44%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2006, all rights reserved.

Large company growth stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company value stocks had the best relative results.

% Total Returns for Year Ended November 30, 2006 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	24.70%
MSCI EAFE Value Index (net dividends)	31.08%
MSCI EAFE Index (net dividends)	28.20%
MSCI EAFE Growth Index (net dividends)	25.29%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.95% for the MSCI Emerging Markets Index (net dividends), and 28.20% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2006

Country	Total Returns (U.S. $)
Argentina	60.02%
Brazil	33.44%
Chile	21.39%
Hungary	18.29%
India	60.50%
Indonesia	80.88%
Israel	0.72%

Country	Total Returns (U.S. $)
Malaysia	32.63%
Mexico	39.80%
Philippines	47.63%
Poland	46.66%
South Africa	24.92%
South Korea	24.55%
Taiwan	27.80%
Thailand	35.23%
Turkey	–8.90%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2006, all rights reserved.

Master-Feeder Structure

The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2006, the Master Fund held approximately 1,775 stocks in 17 countries. The portfolio's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure. Throughout the year ended November 30, 2006, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2006, emerging markets value stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 28.20% for the MSCI EAFE Index (net dividends), 34.38% for the MSCI Emerging Markets Index (gross dividends), 33.95% for the MSCI Emerging Markets Index (net dividends), and 41.55% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), outperformance of the Portfolio was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio.Value stocks, which outperformed growth stocks and the Index, comprised approximately 68% of the Portfolio compared to approximately 33% of the Index. The drag in performace due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends). The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2006, the Fund held approximately 1,775 stocks in 17 countries. The Fund's target country weights are capped at a ceiling set by the manager to limit single-country risk exposure.

Throughout the year ended November 30, 2006, the Fund was essentially fully invested in equities: cash equivalents averaged less than 1%.

As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2006, emerging markets value stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 28.20% for the MSCI EAFE Index (net dividends), 34.38% for the MSCI Emerging Markets Index (gross dividends), 33.95% for the MSCI Emerging Markets Index (net dividends), and 42.14% for the Dimensional Emerging Markets Value Fund. Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Fund was due primarily to greater exposure to stocks with strong value characteristics as measured by book-to-market ratio.Value stocks, which outperformed growth stocks and the Index, comprised approximately 68% of the Fund compared to approximately 33% of the Index. The drag in performace due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends).

The MSCI Emerging Markets Index (net dividends) does not have ten years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2006

EXPENSE TABLE

	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,209.20	0.62%	$3.43
Hypothetical 5% Annual Return	$1,000.00	$1,021.96	0.62%	$3.14

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by category or country.

Affiliated Investment Company	100.0%

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2006

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (91,957,977 Shares, Cost $2,687,980) at Value†	$4,285,242
Receivable for Fund Shares Sold	21,627
Prepaid Expenses and Other Assets	37
Total Assets	4,306,906
LIABILITIES:
Payables:
Investment Securities Purchased	20,178
Fund Shares Redeemed	1,449
Due to Advisor	1,353
Accrued Expenses and Other Liabilities	230
Total Liabilities	23,210
NET ASSETS	$4,283,696
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	137,045,130
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.26
NET ASSETS CONSIST OF:
Paid-In Capital	$2,665,367
Accumulated Net Investment Income (Loss)	4,576
Accumulated Net Realized Gain (Loss) of Investment Securities	16,491
Unrealized Appreciation (Depreciation) of Investment Securities	1,597,262
NET ASSETS	$4,283,696
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2006

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$78,100
Expenses
Administrative Services Fees	11,845
Accounting & Transfer Agent Fees	57
Legal Fees	25
Audit Fees	2
Filing Fees	178
Shareholders' Reports	84
Directors'/Trustees' Fees & Expenses	38
Other	14
Total Expenses	12,243
Net Investment Income (Loss)	65,857
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	50,497
Net Realized Gain (Loss) on Investment Securities Sold	(13,463)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	926,855
Net Realized and Unrealized Gain (Loss)	963,889
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,029,746

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,857	$36,548
Capital Gain Distributions Received from Affiliated Investment Company	50,497	19,856
Net Realized Gain (Loss) on Investment Securities Sold	(13,463)	(2,232)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	926,855	344,565
Net Increase (Decrease) in Net Assets Resulting from Operations	1,029,746	398,737
Distributions From:
Net Investment Income	(64,380)	(31,728)
Net Short-Term Gains	(4,774)	(1,064)
Net Long-Term Gains	(18,035)	(3,733)
Total Distributions	(87,189)	(36,525)
Capital Share Transactions (1):
Shares Issued	1,640,064	1,008,916
Shares Issued in Lieu of Cash Distributions	68,287	26,529
Shares Redeemed	(444,692)	(215,490)
Net Increase (Decrease) from Capital Share Transactions	1,263,659	819,955
Total Increase (Decrease) in Net Assets	2,206,216	1,182,167
Net Assets
Beginning of Period	2,077,480	895,313
End of Period	$4,283,696	$2,077,480
(1) Shares Issued and Redeemed:
Shares Issued	60,346	50,012
Shares Issued in Lieu of Cash Distributions	2,776	1,352
Shares Redeemed	(16,972)	(10,411)
	46,150	40,953
Accumulated Net Investment Income (Loss)	$4,576	$4,812

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$22.86	$17.93	$12.53	$8.42	$8.43
Income from Investment Operations
Net Investment Income (Loss)	0.60	(A)	0.50	0.21	0.19	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	8.65	4.96	5.54	4.13	0.49
Total from Investment Operations	9.25	5.46	5.75	4.32	0.67
Less Distributions
Net Investment Income	(0.60)	(0.44)	(0.35)	(0.14)	(0.23)
Net Realized Gains	(0.25)	(0.09)	—	(0.07)	(0.45)
Total Distributions	(0.85)	(0.53)	(0.35)	(0.21)	(0.68)
Net Asset Value, End of Period	$31.26	$22.86	$17.93	$12.53	$8.42
Total Return	41.55%	31.06%	46.76%	52.59%	8.29%
Net Assets, End of Period (thousands)	$4,283,696	$2,077,480	$895,313	$403,035	$118,516
Ratio of Expenses to Average Net Assets (B)	0.63%	0.70%	0.77%	0.86%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.45%	1.37%	2.41%	2.10%

  DFA INVESTMENT DIMENSIONS GROUP INC.
  EMERGING MARKETS VALUE PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-three operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining forty-two portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2006, the Portfolio owned 89% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $53 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. The Portfolio will adopt FIN 48 effective December 1, 2007.

C. Investment Advisor:

Dimensional Fund Advisors LP, (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the year ended November 30, 2006, the total related amounts paid by the Group to the CCO were $129 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$2,849	$(1,713)	$(1,136)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$32,792	$3,733	$36,525
2006	70,897	19,141	90,038

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$1,743	$1,106	$2,849

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$5,783	$44,393	$50,176

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,717,036	$1,597,263	$(29,057)	$1,568,206

E.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2006. The line of credit is scheduled to expire on June 27, 2007.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under the line credit with the international custodian bank during the year ended November 30, 2006.

F.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

G.  Other:

On November 30, 2006, one shareholder held approximately 21% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
PERFORMANCE CHART

Dimensional Emerging Markets Value Fund Inc. vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1996-November 30, 2006

Growth of $10,000
DFA Emerging Markets Value Fund Inc.
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$60,000
$48,000
$36,000
$24,000
$12,000
$0
11/96
1998
1999
2000
2001
2002
2003
2004
2005
2006
11/06
$52,579
$37,305
$23,493

Average Annual Total Return	One Year	Five Years	Ten Years
	42.14%	35.54%	18.05%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2006

EXPENSE TABLE

	Beginning Account Value 06/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,211.40	0.20%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.07	0.20%	$1.01

*   Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 30, 2006. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
9.4%	5.3%	9.9%	20.9%	1.3%	13.4%	6.3%	24.4%	3.7%	4.4%	1.0%	100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$15,481,641	0.3%
BRAZIL — (8.1%)
COMMON STOCKS — (1.3%)
Arcelor Brasil SA	1,751,487	32,360,037	0.7%
Companhia Siderurgica Nacional SA	931,400	27,834,448	0.6%
Other Securities		5,715,465	0.1%
TOTAL COMMON STOCKS		65,909,950	1.4%
PREFERRED STOCKS — (6.8%)
Gerdau SA	1,222,542	19,255,742	0.4%
Investimentos Itau SA	5,388,166	25,012,041	0.5%
Metalurgica Gerdau SA	2,172,300	41,790,437	0.9%
Suzano Papel e Celullose SA	1,940,639	18,527,948	0.4%
Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	17,052,538	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	2,060,025	69,603,154	1.4%
Votorantim Celulose e Papel SA ADR	1,087,500	21,641,250	0.4%
Other Securities		135,094,978	2.8%
TOTAL PREFERRED STOCKS		347,978,088	7.2%
TOTAL — BRAZIL		413,888,038	8.6%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Empresas CMPC SA	566,845	19,446,075	0.4%
Enersis SA ADR	2,830,955	43,058,826	0.9%
Other Securities		74,406,259	1.5%
TOTAL COMMON STOCKS		136,911,160	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,295	0.0%
TOTAL — CHILE		136,942,455	2.8%
CZECH REPUBLIC — (2.8%)
COMMON STOCKS — (2.8%)
CEZ A.S.	2,744,208	122,023,038	2.5%
Telefonica 02 Czech Republic A.S.	937,593	21,065,211	0.5%
Other Securities		223,225	0.0%
TOTAL — CZECH REPUBLIC		143,311,474	3.0%
HUNGARY — (2.9%)
COMMON STOCKS — (2.9%)
MOL Hungarian Oil & Gas NYRT	927,139	104,189,132	2.2%
Other Securities		45,485,783	0.9%
TOTAL — HUNGARY		149,674,915	3.1%
INDIA — (11.5%)
COMMON STOCKS — (11.5%)
Reliance Communications, Ltd.	6,786,159	64,981,072	1.4%
Reliance Industries, Ltd.	6,886,159	191,244,669	4.0%
Tata Steel, Ltd.	1,899,526	19,833,436	0.4%
Other Securities		306,594,949	6.2%
TOTAL COMMON STOCKS		582,654,126	12.0%
PREFERRED STOCKS — (0.0%)
Other Securities		52,684	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$13,184	0.0%
TOTAL — INDIA		582,719,994	12.0%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT International Nickel Indonesia Tbk	7,522,000	22,538,952	0.5%
PT Semen Gresik Tbk	8,421,591	29,351,977	0.6%
Other Securities		91,049,200	1.9%
TOTAL — INDONESIA		142,940,129	3.0%
ISRAEL — (3.8%)
COMMON STOCKS — (3.8%)
Bank Hapoalim B.M.	10,247,789	49,472,624	1.0%
Bank Leumi Le-Israel	11,903,994	47,960,482	1.0%
Other Securities		95,792,953	2.0%
TOTAL — ISRAEL		193,226,059	4.0%
MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
AMMB Holdings Berhad	19,012,144	17,704,567	0.4%
Other Securities		257,642,929	5.3%
TOTAL COMMON STOCKS		275,347,496	5.7%
PREFERRED STOCKS — (0.0%)
Other Securities		132,867	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,034	0.0%
TOTAL — MALAYSIA		275,495,397	5.7%
MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
Alfa S.A. de C.V. Series A	5,592,464	33,197,554	0.7%
Cemex S.A.B. de C.V. ADR	1,360,000	44,254,400	0.9%
# Grupo Carso S.A. de C.V. Series A-1	13,173,051	44,975,182	0.9%
Grupo Mexico S.A.B. de C.V. Series B	21,343,635	77,146,137	1.6%
* Industrias S.A. de C.V. Series B	4,169,552	18,904,884	0.4%
Organizacion Soriana S.A. de C.V. Series B	5,249,700	33,122,493	0.7%
Other Securities		115,194,835	2.4%
TOTAL COMMON STOCKS		366,795,485	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,162	0.0%
TOTAL — MEXICO		366,803,647	7.6%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		57,052,333	1.2%
POLAND — (4.0%)
COMMON STOCKS — (4.0%)
Bank Millennium SA	6,521,691	17,534,805	0.4%
Polski Koncern Naftowy Orlen SA	5,032,078	90,774,400	1.9%
Other Securities		94,786,462	1.9%
TOTAL — POLAND		203,095,667	4.2%
SOUTH AFRICA — (11.5%)
COMMON STOCKS — (11.5%)
ABSA Group, Ltd.	2,353,362	37,001,762	0.8%
Barloworld, Ltd.	2,024,614	41,673,403	0.9%
* Harmony Gold Mining Co., Ltd.	3,183,494	53,932,457	1.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Investec, Ltd.	1,642,445	$18,938,666	0.4%
Mittal Steel South Africa, Ltd.	2,653,358	33,850,195	0.7%
Nedbank Group, Ltd.	2,065,065	36,122,407	0.7%
Sanlam, Ltd.	23,264,312	57,877,267	1.2%
Sappi, Ltd.	1,311,653	21,150,154	0.4%
Steinhoff International Holdings, Ltd.	6,260,565	19,224,101	0.4%
Telkom South Africa, Ltd.	1,022,486	19,224,935	0.4%
Other Securities		247,813,633	5.1%
TOTAL — SOUTH AFRICA		586,808,980	12.1%
SOUTH KOREA — (11.6%)
COMMON STOCKS — (11.6%)
Hyundai Motor Co., Ltd.	526,760	39,836,066	0.8%
LG Electronics, Inc.	325,770	19,458,857	0.4%
# POSCO Sponsored ADR	950,211	74,933,639	1.6%
SK Corp., Ltd.	361,340	26,567,286	0.6%
Other Securities		429,480,193	8.8%
TOTAL — SOUTH KOREA		590,276,041	12.2%
TAIWAN — (12.2%)
COMMON STOCKS — (12.2%)
China Development Financial Holding Corp.	49,184,870	21,896,278	0.5%
Chinatrust Financial Holdings Co., Ltd.	25,190,809	21,496,369	0.5%
Mega Financial Holding Co., Ltd.	42,101,000	31,956,509	0.7%
United Microelectronics Corp.	70,360,474	46,217,115	1.0%
Other Securities		497,771,769	10.1%
TOTAL COMMON STOCKS		619,338,040	12.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,166	0.0%
TOTAL — TAIWAN		619,522,206	12.8%
THAILAND — (3.3%)
COMMON STOCKS — (3.3%)
Bangkok Bank Public Co., Ltd. (Foreign)	5,539,200	20,215,495	0.4%
Other Securities		148,326,831	3.1%
TOTAL COMMON STOCKS		168,542,326	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		93,973	0.0%
TOTAL — THAILAND		168,636,299	3.5%
TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
Akbank T.A.S.	3,220,238	18,032,775	0.4%
Other Securities		151,176,994	3.1%
TOTAL — TURKEY		169,209,769	3.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (5.5%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $193,913,417 FHLMC, rates ranging from 5.500% to 6.000%, maturities ranging from 11/01/20 to 06/15/32 & FNMA, rates ranging from 6.000% to 6.500%, maturities ranging from 10/01/26 to 11/01/36, valued at $189,008,955) to be repurchased at $185,330,185	$185,303	185,302,853	3.8%
@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $41,859,256 FNMA 5.500%, 08/01/24 & 6.500%, 09/01/36, valued at $36,611,438) to be repurchased at $35,898,699	35,893	35,893,405	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $59,565,000 FNMA 5.000%, 03/01/19 & 03/01/34, valued at $36,992,653) to be repurchased at $36,272,572	$36,267	$36,267,213	0.8%
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $21,201,000 FHLMC 5.82%, 06/01/36, valued at $20,596,888) to be repurchased at $20,294,925	20,292	20,292,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		277,755,471	5.7%
TOTAL INVESTMENTS—(100.0%) (Cost $3,355,099,123)		$5,092,840,515	105.3%

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2006

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $210,860 of securities on loan)	$4,815,085
Temporary Cash Investments at Value	277,755
Foreign Currencies at Value	1,589
Cash	10
Receivables:
Investment Securities Sold	81
Dividends and Interest	7,941
Fund Shares Sold	20,179
Securities Lending	321
Prepaid Expenses and Other Assets	31
Total Assets	5,122,992
LIABILITIES:
Payables:
Upon Return of Securities Loaned	257,463
Investment Securities Purchased	17,920
Due to Advisor	383
Deferred Thailand Capital Gains Tax	8,771
Deferred Chilean Repatriation Tax	14
Accrued Expenses and Other Liabilities	529
Total Liabilities	285,080
NET ASSETS	$4,837,912
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	103,821,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$46.60
Investments at Cost	$3,077,344
Temporary Cash Investments at Cost	$277,755
Foreign Currencies at Cost	$1,561
NET ASSETS CONSIST OF:
Paid-In Capital	$2,919,151
Accumulated Net Investment Income (Loss)	3,675
Accumulated Net Realized Gain (Loss) of Investment Securities	188,252
Accumulated Net Realized Foreign Exchange Gain (Loss)	(2,472)
Deferred Thailand Capital Gains Tax	(8,771)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,737,769
Unrealized Net Foreign Exchange Gain (Loss)	308
NET ASSETS	$4,837,912
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2006

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,992)	$92,749
Interest	1,145
Income from Securities Lending	822
Total Investment Income	94,716
Expenses
Investment Advisory Services Fees	3,397
Accounting & Transfer Agent Fees	359
Custodian Fees	3,322
Legal Fees	33
Audit Fees	49
Shareholders' Reports	62
Directors'/Trustees' Fees & Expenses	44
Other	131
Total Expenses	7,397
Net Investment Income (Loss)	87,319
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	191,697
Net Realized Gain (Loss) on Foreign Currency Transactions	(2,472)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	926,842
Translation of Foreign Currency Denominated Amounts	281
Deferred Thailand Capital Gains Tax	(4,652)
Net Realized and Unrealized Gain (Loss)	1,111,696
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,199,015

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$87,319	$58,055
Net Realized Gain (Loss) on Investment Securities Sold	191,697	59,058
Net Realized Gain (Loss) on Foreign Currency Transactions	(2,472)	(3,127)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	926,842	375,233
Translation of Foreign Currency Denominated Amounts	281	5
Deferred Thailand Capital Gains Tax	(4,652)	249
Net Increase (Decrease) in Net Assets Resulting from Operations	1,199,015	489,473
Distributions From:
Net Investment Income	(89,423)	(51,518)
Net Short-Term Gains	(5,458)	(1,386)
Net Long-Term Gains	(53,393)	(24,479)
Total Distributions	(148,274)	(77,383)
Capital Share Transactions (1):
Shares Issued	1,397,138	847,065
Shares Issued in Lieu of Cash Distributions	129,459	67,397
Shares Redeemed	(156,490)	(82,438)
Net Increase (Decrease) from Capital Share Transactions	1,370,107	832,024
Total Increase (Decrease) in Net Assets	2,420,848	1,244,114
Net Assets
Beginning of Period	2,417,064	1,172,950
End of Period	$4,837,912	$2,417,064
(1) Shares Issued and Redeemed:
Shares Issued	34,302	27,817
Shares Issued in Lieu of Cash Distributions	3,503	2,289
Shares Redeemed	(4,043)	(2,587)
	33,762	27,519
Accumulated Net Investment Income (Loss)	$3,675	$5,573

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$34.50	$27.57	$19.25	$12.81	$12.28
Income from Investment Operations
Net Investment Income (Loss)	1.03	(A)	0.99	(A)	0.52	0.33	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	12.95	7.42	8.42	6.45	0.83
Total from Investment Operations	13.98	8.41	8.94	6.78	1.06
Less Distributions
Net Investment Income	(1.04)	(0.88)	(0.41)	(0.34)	(0.32)
Net Realized Gains	(0.84)	(0.60)	(0.21)	—	(0.21)
Total Distributions	(1.88)	(1.48)	(0.62)	(0.34)	(0.53)
Net Asset Value, End of Period	$46.60	$34.50	$27.57	$19.25	$12.81
Total Return	42.14%	31.60%	47.38%	53.30%	8.79%
Net Assets, End of Period (thousands)	$4,837,912	$2,417,064	$1,172,950	$617,723	$345,597
Ratio of Expenses to Average Net Assets	0.22%	0.29%	0.34%	0.42%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.57%	3.23%	2.33%	2.39%	1.67%
Portfolio Turnover Rate	9%	7%	8%	10%	15%

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $62 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not been determined. The Fund will adopt FIN 48 effective December 1, 2007.

C.  Investment Advisor:

Dimensional Fund Advisors LP, (formerly, Dimensional Fund Advisors Inc.) ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2006, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

On November 3, 2006, Dimensional Fund Advisors Inc., a Delaware corporation, converted its corporate form to Dimensional Fund Advisors LP, a Delaware limited partnership.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2006, the total related amounts paid by the Fund to the CCO were $6 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the year ended November 30, 2006, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,594,339
Sales	315,601

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$206	$(206)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gain	Total
2005	$52,904	$24,479	$77,383
2006	94,881	53,393	148,274

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$11,243	$183,833	$195,076

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2006, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,069 and $2,932, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2006, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$3,360,658	$1,809,986	$(77,804)	$1,732,182

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 27, 2007. There were no borrowings by the Fund under this line of credit during the year ended November 30, 2006.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the year ended November 30, 2006, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.43%	$4,955	15	$11	$16,868

There were no outstanding borrowings by the Fund under this line of credit at November 30, 2006.

H.  Securities Lending:

As of November 30, 2006, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities.

However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Dimensional Emerging Markets Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2007

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2006.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dfaus.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 67	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	81 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	81 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (37 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc..

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	81 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) and Director, Ryder System Inc. (transportation).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 59	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP (formerly Dimensional Fund Advisors Inc.), DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003, and Dimensional Holdings Inc., which was from 10/10/06.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	81 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute. President and Director, The Show Me Institute.

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 51	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Age: 39	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Age: 34	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Truman A. Clark Vice President Age: 65	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 40	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 49	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 49	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 36	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Richard A. Eustice Vice President and Assistant Secretary Age: 41	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 45	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Gretchen A. Flicker Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 45	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Vice President Age: 33	Since 2006	Vice President of all the DFA Entities. Prior to July 2006, counsel of Dimensional. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2000, Associate Counsel for State Street Corporation.

Henry F. Gray Vice President Age: 39	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Julie Henderson Vice President and Fund Controller Age: 32	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 39	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 33	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick Keating Vice President Age: 51	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 39	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional (since July 2003). Formerly, an Associate at Gibson, Dunn & Crutcher LLP (October 1999 to July 2003).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Heather H. Mathews Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 46	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 42	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya Park Vice President Age: 34	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 45	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President Age: 39	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Age: 51	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider Vice President Age: 60	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Grady M. Smith Vice President Age: 50	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 43	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 59	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 33	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Karen E. Umland Vice President Age: 40	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 48	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 55	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
Unaudited

For shareholders that do not have a November 30, 2006 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2005 to November 30, 2006, each portfolio is designating the following items with regard to distributions paid during the year.

DFA Investment Dimension Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualified Interest Income(3)	Qualified Short-Term Capital Gain(4)
Emerging Markets Value Portfolio	78.61%	0.13%	21.26%	100.00%	77.06%	—	1.25%	8.53%
Dimensional Emerging Markets Value Fund Inc.
Dimensional Emerging Markets Value Fund Inc.	60.31%	3.68%	36.01%	100.00%	65.79%	10.53%	1.13%	8.40%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

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DFA113006-005A

ITEM 2.                                                     CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                                  Audit Fees

Fiscal Year Ended November 30, 2006:  $29,631

Fiscal Year Ended November 30, 2005:  $22,115

(b)                                 Audit-Related Fees

Fees for Registrant              Fiscal Year Ended November 30, 2006:  $2,940

Fiscal Year Ended November 30, 2005:  $2,820

For fiscal years ended November 30, 2006 and November 30, 2005, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended November 30, 2006:  $150,000

Fiscal Year Ended November 30, 2005:  $  51,200

For the fiscal year ended November 30, 2006, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.  For the fiscal year ended November 30, 2005, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with a readiness review and issuance of a Type I SAS 70 over controls at the Registrant’s investment adviser.

(c)                                  Tax Fees

Fees for Registrant              Fiscal Year Ended November 30, 2006:  $6,536

Fiscal Year Ended November 30, 2005:  $2,542

Tax Fees included, for the fiscal years ended November 30, 2006 and November 30, 2005, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)                                 All Other Fees

Fees for Registrant              Fiscal Year Ended November 30, 2006:  $0

Fiscal Year Ended November 30, 2005:  $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)                    Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.                                   General

1.                                       The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.                                       The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.                                     Pre-Approval of Audit Services to the Funds

1.                                       The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.                                       The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.                                       Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.                                     Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.                                       The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.                                       Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.                                       The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.                                       The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.                                       A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.                                    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.                                       The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.                                       Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.                                       The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.                                       The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)                                  pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)                                 refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.                                       The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.                                      Amendment; Annual Review

1.                                       The Committee may amend these procedures from time to time.

2.                                       These procedures shall be reviewed annually by the Committee.

F.                                      Recordkeeping

1.                                       The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.                                       In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.                                       A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)                    The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended November 30, 2006 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                                 Aggregate Non-Audit Fees

Fiscal Year Ended November 30, 2006:  $379,458

Fiscal Year Ended November 30, 2005:  $161,027

(h)                                 The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

November 30, 2006

		Shares	Value††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$1,003,568
*	Alpargatas SAIC	6,363	9,826
*	Banco Suquia SA	327,868	51,782
	BBVA Banco Frances SA	130,508	387,671
*	Capex SA Series A	131,575	428,203
*	Celulosa Argentina SA Series B	14,412	9,979
*	Central Puerto SA Series B	125,000	94,123
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	787,350
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	70,194
*	Endesa Costanera SA Series B	261,000	238,167
*	IRSA Inversiones y Representaciones SA	1,186,421	1,854,859
*	Juan Minetti SA	769,693	722,006
	Ledesma S.A.A.I.	885,405	536,749
*	Metrogas SA Series B	176,000	62,894
*	Molinos Rio de la Plata SA Series B	502,274	554,489
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,940
	Siderar S.A.I.C. Series A	494,314	3,698,468
	Solvay Indupa S.A.I.C.	1,229,322	1,357,119
	Tenaris SA	140,000	3,184,884
*	Transportadora de Gas del Sur SA Series B	364,679	422,370

TOTAL — ARGENTINA			15,481,641

BRAZIL — (8.1%)
COMMON STOCKS — (1.3%)
	Arcelor Brasil SA	1,751,487	32,360,037
*	Avipal SA Avicultura e Agropecua	12,500,000	46,709
	Brasil Telecom Participacoes SA	51,256,779	781,281
	Companhia Siderurgica Nacional SA	931,400	27,834,448
*	Embratel Participacoes SA	50,000,000	162,587
	Eternit SA	395,200	1,936,754
*	Tele Norte Celular Participacoes SA	50,064,513	20,581
	Tele Norte Leste Participacoes SA	51,468	1,645,074
	Telemig Celular Participacoes SA	52,346,436	217,848
	Tim Participacoes SA	98,247,830	512,795
*	Tim Participacoes SA Issue 06	301,411	1,573
*	Vivo Participacoes SA	56,706	390,263
TOTAL COMMON STOCKS			65,909,950

PREFERRED STOCKS — (6.8%)
	Acesita SA	413,076	9,537,953
	Bradespar SA	5,702	239,668
	Brasil Telecom Participacoes SA	1,984,088	14,938
	Braskem SA Preferred A	1,479,200	10,781,421

1

		Shares	Value††
	Braskem SA Special Preferred A Sponsored ADR	153,100	$2,224,543
	Centrais Electricas de Santa Catarina SA	259,400	3,989,848
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,567,445
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,400	322,608
	Companhia Brasileira de Petroleo Ipiranga SA	846,200	7,265,985
	Companhia de Tecidos Norte de Minas	24,107,500	2,561,074
	Confab Industrial SA	1,926,000	4,127,778
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	181,062
	Duratex SA	805,100	10,840,030
	Embratel Participacoes SA	1,389,166	4,517
	Forjas Taurus SA	526,500	890,065
	Gerdau SA	1,222,542	19,255,742
	Globex Utilidades SA	34,076	279,376
	Industrias Romi SA	9,200	531,178
*	Inepar Industria e Construcoes SA	7,896	46,136
	Investimentos Itau SA	5,388,166	25,012,041
	Klabin SA	6,889,000	16,546,328
	Magnesita SA Series A	140,483,000	1,060,274
	Mahle-Metal Leve SA Industria e Comercio	4,000	71,834
	Marcopolo SA	1,313,400	3,172,786
	Metalurgica Gerdau SA	2,172,300	41,790,437
*	Plascar Participacoes Industriais SA	11,011,692	320,483
	Refinaria de Petroleo Ipiranga SA	12,600	218,361
	Sadia SA	3,082,282	9,809,202
*	Sadia SA ADR	140,600	4,466,862
	Santista Textil SA	29,600	221,487
	Sao Paulo Alpargatas SA	37,800	1,946,744
	Suzano Papel e Celullose SA	1,940,639	18,527,948
	Suzano Petroquimica SA	817,923	1,499,840
	Tele Norte Celular Participacoes SA	1,390,958	251
	Tele Norte Leste Participacoes SA	7,538	111,416
	Telemar Norte Leste SA	631,500	14,292,610
	Telemig Celular Participacoes SA	1,437,809	2,643
	Tim Participacoes SA	954,627,105	3,227,654
	Ultrapar Participacoes SA	26,800	605,940
	Ultrapar Participacoes SA Sponsored ADR	22,000	500,500
	Uniao des Industrias Petroquimicas SA Series B	3,885,299	3,140,542
	Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	17,052,538
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	2,299,432
	Usinas Siderurgicas de Minas Gerais SA Series A	2,060,025	69,603,154
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	3,412
	Votorantim Celulose e Papel SA	629,975	12,628,598
	Votorantim Celulose e Papel SA ADR	1,087,500	21,641,250
*	Whirlpool SA	527,534	542,154
TOTAL PREFERRED STOCKS			347,978,088

TOTAL — BRAZIL			413,888,038

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
	Banco de Credito e Inversiones SA Series A	54,733	1,539,577
	Banmedica SA	347,000	343,940
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,604,307
	Cementos Bio-Bio SA	484,460	1,324,979

2

		Shares	Value††
	Compania Cervecerias Unidas SA	143,000	$837,100
	Compania de Consumidores de Gas Santiago SA	124,667	781,908
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,032,353
	Compania de Telecomunicaciones de Chile SA Series B	372,166	671,971
	Compania SudAmericana de Vapores SA	4,626,157	6,408,830
	Compania Telecomunicaciones de Chile SA Sponsored ADR	586,900	4,683,462
	Corpbanca SA	641,394,320	3,476,683
	Cristalerias de Chile SA	187,711	1,890,845
	CTI SA (Cia Tecno Industrial)	4,900,000	176,946
	Distribucion y Servicio D&S SA ADR	11,500	228,965
	Empresa Nacional de Electricidad SA	2,694,503	3,134,155
	Empresa Nacional de Telecomunicaciones SA	116,880	1,266,209
	Empresas CMPC SA	566,845	19,446,075
	Empresas Copec SA	947,488	10,714,727
	Empresas Iansa SA	24,217,871	4,015,983
	Enersis SA	31,903,095	9,731,914
	Enersis SA ADR	2,830,955	43,058,826
	Industrias Forestales SA	2,972,676	779,681
*	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA ADR	120,700	1,321,665
*	Madeco SA	33,164,233	3,687,366
	Masisa SA	3,620,083	708,605
	Minera Valparaiso SA	7,500	179,607
	Parque Arauco SA	1,566,781	1,146,104
	Sociedad Quimica y Minera de Chile SA Series A	43,364	389,423
	Sociedad Quimica y Minera de Chile SA Series B	481,533	6,516,231
	Soquimic Comercial SA	150,000	55,307
	Vina de Concha y Toro SA	350,000	535,494
*	Vina San Pedro SA	13,979,895	122,489
	Watt’s SA	163,489	99,433
TOTAL COMMON STOCKS			136,911,160

RIGHTS/WARRANTS — (0.0%)
*	Parque Arauco SA Rights 12/27/06	472,077	31,295

TOTAL — CHILE			136,942,455

CZECH REPUBLIC — (2.8%)
COMMON STOCKS — (2.8%)
	CEZ A.S.	2,744,208	122,023,038
	Telefonica 02 Czech Republic A.S.	937,593	21,065,211
*	Unipetrol A.S.	21,026	223,225

TOTAL — CZECH REPUBLIC			143,311,474

HUNGARY — (2.9%)
COMMON STOCKS — (2.9%)
	BorsodChem NYRT	655,406	10,052,058
*	Danubius Hotel & Spa NYRT	138,417	4,466,613
	Egis Nyrt.	115,885	15,546,427
*	Fotex NYRT	971,495	2,981,892
*	Linamar Hungary Autoipari es G	100,770	1,362,022
	MOL Hungarian Oil & Gas NYRT	927,139	104,189,132
*	Pannonplast RT	110,028	2,029,311

3

		Shares	Value††
*	RABA Automotive Holding P.L.C.	255,327	$1,265,861
*	Synergon Information Systems	134,656	785,414
	Tiszai Vegyi Kombinat RT	254,042	6,972,623
	Zwack Unicum RT	387	23,562

TOTAL — HUNGARY			149,674,915

INDIA — (11.5%)
COMMON STOCKS — (11.5%)
	Aarti Industries, Ltd.	177,514	118,614
	Adani Enterprises, Ltd.	1,287,587	6,162,275
	Aditya Birla Nuvo, Ltd.	134,650	3,492,063
	Adlabs Films, Ltd.	86,755	813,231
	Aftek, Ltd.	564,418	666,981
*	Agro Tech Foods, Ltd.	136,705	269,580
	Alembic, Ltd.	512,950	677,314
	Alok Industries, Ltd.	736,832	1,152,127
	Amtek Auto, Ltd.	136,704	1,090,226
	Apollo Hospitals Enterprise, Ltd.	50,000	501,454
	Apollo Tyres, Ltd.	175,197	1,419,008
*	Aptech, Ltd.	20,996	66,589
	Arvind Mills, Ltd.	1,185,419	1,393,503
	Ashok Leyland, Ltd.	5,581,530	5,295,651
	Aurobindo Pharma, Ltd.	215,126	2,976,198
	Avaya Globalconnect, Ltd.	13,721	70,939
	Aztecsoft, Ltd.	34,941	127,884
	Bajaj Auto Finance, Ltd.	37,588	295,538
	Bajaj Auto, Ltd.	66,284	3,913,210
	Balaji Telefilms, Ltd.	25,796	81,693
	Ballarpur Industries, Ltd.	886,062	2,243,996
	Balmer Lawrie & Co., Ltd.	39,215	361,381
	Balrampur Chini Mills, Ltd.	51,743	94,950
	Bank of Rajasthan, Ltd.	351,617	299,906
	BASF India, Ltd.	99,750	512,675
*	Bata India, Ltd.	98,732	428,195
	Bharati Shipyard, Ltd.	7,200	50,617
	Biocon, Ltd.	114,896	951,666
	BOC India, Ltd.	241,619	969,278
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	970,221
*	Ceat, Ltd.	136,470	386,987
	Century Enka, Ltd.	133,495	430,474
	Century Textiles & Industries, Ltd.	277,738	4,001,959
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,807,821
	Cholamandalam DBS Finance, Ltd.	347	1,145
	City Union Bank, Ltd.	56,313	214,381
	Clariant Chemicals (India), Ltd.	2,398	16,653
	CMC, Ltd.	3,267	47,582
	Coromandel Fertilisers, Ltd.	136,536	241,590
	Cranes Software International, Ltd.	89,000	207,794
	Cummins India, Ltd.	50,000	306,321
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	665,889
	D-Link (India), Ltd.	100,109	191,060
	Dr. Reddy’s Laboratories, Ltd.	617,398	10,329,707
	E.I.D. - Parry (India), Ltd.	357,212	1,112,883
	Eicher Motors, Ltd.	12,456	105,292

4

		Shares	Value††
	EIH, Ltd.	788,020	$1,834,926
	Elder Pharmaceuticals, Ltd.	71,415	552,007
	Electrosteel Casings, Ltd.	43,769	395,236
	Elgi Equipments, Ltd.	174,405	206,724
*	Escorts, Ltd.	275,294	722,264
*	Essar Steel, Ltd.	1,746,855	1,371,782
	Essel Propack, Ltd.	442,637	789,214
	Eveready Industries (India), Ltd.	351,390	512,204
	Everest Industries, Ltd.	23,275	62,095
	Exide Industries, Ltd.	1,078,610	956,746
	FDC, Ltd.	85,911	72,312
	Federal Bank, Ltd.	356,866	1,723,451
	Finolex Cables, Ltd.	107,411	1,157,835
	Finolex Industries, Ltd.	695,629	1,417,967
	Geometric Software Solutions Co., Ltd.	73,022	186,783
	GHCL, Ltd.	30,000	116,884
	Godrej Industries, Ltd.	6,000	24,748
*	Goetze (India), Ltd.	9,785	78,127
	Great Eastern Shipping Co., Ltd.	825,643	4,029,509
*	Great Offshore, Ltd.	206,410	2,791,243
*	GTL Infrastructure, Ltd.	544,800	473,162
	GTL, Ltd.	544,800	1,557,060
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,212,944
	Gujarat Ambuja Cements, Ltd.	2,023,923	6,498,986
	Gujarat Fluorochemicals, Ltd.	50,745	757,170
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,341,089
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,819,138
	H.E.G., Ltd.	113,959	445,412
	HCL Technologies, Ltd.	174,600	2,455,486
	HDFC Bank, Ltd.	241,906	6,050,603
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,844,710
	Himatsingka Seide, Ltd.	134,716	385,660
	Hinduja TMT, Ltd.	124,218	1,685,713
	Hindustan Construction Co., Ltd.	1,093,222	3,758,614
*	Hindustan Motors, Ltd.	769,723	654,754
	Hindustan Sanitaryware & Industries, Ltd.	24,608	66,188
	Hotel Leelaventure, Ltd.	1,602,335	2,401,993
	I.B.P. Co., Ltd.	7,999	83,165
	ICI India, Ltd.	47,767	426,388
	ICICI Bank Sponsored ADR	87,442	3,402,368
	iGate Global Solutions, Ltd.	20,446	107,470
*	India Cements, Ltd.	1,101,657	5,779,609
	India Glycols, Ltd.	115,658	325,455
	Indiabulls Financial Services, Ltd.	6,234	79,361
	Indian Hotels Co., Ltd.	2,942,890	9,919,058
	Indian Petrochemicals Corp., Ltd.	1,306,558	8,008,945
	Indo Rama Synthetics (India), Ltd.	202,314	247,141
*	IndusInd Bank, Ltd.	1,436,430	1,421,721
	Industrial Development Bank of India, Ltd.	3,178,422	5,230,714
	IPCA Laboratories, Ltd.	60,423	651,103
*	Ispat Industries, Ltd.	2,195,639	540,025
	IVRCL Infrastructures & Projects, Ltd.	67,260	659,656
	J.B. Chemicals & Pharmaceuticals, Ltd.	257,968	517,112
	J.K. Industries, Ltd.	158,674	502,489
	Jammu & Kashmir Bank, Ltd.	190,012	2,262,557

5

		Shares	Value††
	JBF Industries, Ltd.	35,983	$77,426
	Jindal Poly Films, Ltd.	21,594	82,671
	Jindal Saw, Ltd.	129,659	1,165,308
	Jindal Stainless, Ltd.	614,306	1,644,314
	Jindal Steel & Power, Ltd.	87,240	4,197,519
	JSW Steel, Ltd.	624,983	4,586,217
	Jubilant Organosys, Ltd.	44,400	252,028
	Karnataka Bank, Ltd.	66,072	190,615
	Karur Vysya Bank, Ltd.	14,306	113,452
	Kesoram Industries, Ltd.	204,223	2,542,950
	Kirloskar Oil Engines, Ltd.	229,180	1,442,478
	Kohinoor Foods, Ltd.	66,948	104,328
*	LANXESS ABS Ltd.	18,200	65,764
	LIC Housing Finance, Ltd.	345,645	1,332,340
	Maharashtra Scooters, Ltd.	13,612	92,180
	Mahindra & Mahindra, Ltd.	556,166	10,183,932
	Maruti Udyog, Ltd.	272,830	5,630,186
	Mastek, Ltd.	83,250	594,635
	Matrix Laboratories, Ltd.	490,684	3,009,100
	Merck, Ltd.	23,905	245,825
	MIRC Electronics, Ltd.	88,000	41,784
	Mirza International, Ltd.	1,000	3,306
	Monsanto India, Ltd.	1,217	38,795
	Moser Baer (India), Ltd.	529,290	3,120,199
	Mphasis BFL, Ltd.	292,087	1,713,436
	MRF, Ltd.	14,402	1,471,286
*	Mukand, Ltd.	351,931	661,702
	Nagarjuna Construction Co., Ltd.	97,704	469,474
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,907,234	524,289
	Nahar Spinning Mills, Ltd.	41,075	207,789
	Natco Pharma, Ltd.	80,863	224,271
	National Organic Chemical Industries, Ltd.	721,387	398,987
	Navneet Publications (India), Ltd.	118,740	142,451
	NIIT Technologies, Ltd.	60,103	347,261
	NIIT, Ltd.	19,941	198,024
	Nirma, Ltd.	140,496	1,159,199
*	OCL India, Ltd.	8,900	33,873
	Omax Autos, Ltd.	39,310	74,597
	Orchid Chemicals & Pharmaceuticals, Ltd.	366,379	1,701,139
	Patni Computer Systems, Ltd.	315,650	2,836,251
*	Pentamedia Graphics, Ltd.	658,344	64,171
*	Petronet LNG, Ltd.	1,743,186	2,022,087
	Polaris Software Lab, Ltd.	396,842	1,075,426
	Polyplex Corp., Ltd.	41,389	104,964
	Pricol, Ltd.	49,154	44,680
*	Prism Cements, Ltd.	358,139	306,579
	PSL, Ltd.	52,822	242,319
	Punjab Tractors, Ltd.	284,281	1,515,577
	Rain Calcining, Ltd.	436,667	476,713
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	89,305
*	Rama Newsprint & Papers, Ltd.	21,053	19,376
	Raymond, Ltd.	288,315	2,811,182
*	Reliance Capital, Ltd.	339,307	4,499,757
*	Reliance Communications, Ltd.	6,786,159	64,981,072
	Reliance Energy, Ltd.	508,961	5,991,409

6

		Shares	Value††
	Reliance Industries, Ltd.	6,886,159	$191,244,669
*	Reliance Natural Resources, Ltd.	6,786,159	3,522,987
	Rico Auto Industries, Ltd.	50,000	69,858
	Rolta India, Ltd.	321,636	1,819,011
*	Ruchi Soya Industries, Ltd.	106,588	752,635
*	Samtel Colour, Ltd.	77,810	60,833
	Sesa Goa, Ltd.	8,700	245,266
	Shriram Transport Finance Co., Ltd.	50,855	159,171
*	Sical Logistics, Ltd.	3,414	16,050
	SKF India, Ltd.	10,201	69,582
	Sona Koyo Steering Systems, Ltd.	59,284	83,522
	Sonata Software, Ltd.	457,576	443,318
	South India Bank, Ltd.	136,621	230,213
	Srei Infrastructure Finance, Ltd.	419,820	460,639
	SRF, Ltd.	202,265	935,425
	Sterlite Industries (India), Ltd. Series A	1,319,280	15,833,377
	Sterlite Optical Technologies, Ltd.	274,890	1,384,325
	Strides Arcolab, Ltd.	83,802	648,058
	Subros, Ltd.	13,278	77,506
	Sundram Fastners, Ltd.	11,535	43,751
	Supreme Petrochem, Ltd.	83,306	46,255
	Tata Chemicals, Ltd.	1,092,020	5,339,397
	Tata Investment Corp., Ltd.	57,960	499,930
	Tata Metaliks, Ltd.	26,681	70,490
	Tata Steel, Ltd.	1,899,526	19,833,436
	Tata Tea, Ltd.	166,270	2,670,919
	Tele Data Informatics, Ltd.	242,218	88,628
	Trent, Ltd.	4,608	91,484
	Tube Investments of India, Ltd.	398,775	658,487
	TVS Motor Co., Ltd.	1,082,101	2,362,651
	Ucal Fuel Systems, Ltd.	4,360	10,927
	Unichem Laboratories, Ltd.	49,932	280,477
	United Phosphorus, Ltd.	102,000	756,044
	Usha Martin, Ltd.	179,652	702,615
	UTI Bank, Ltd.	1,388,368	14,674,430
*	Uttam Galva Steels, Ltd.	305,386	218,339
	Vardhman Textiles, Ltd.	88,383	518,588
	Varun Shipping Co.	549,032	840,041
	Videocon Industries, Ltd.	35,767	358,651
	Videsh Sanchar Nigam, Ltd.	929,481	8,845,710
*	Visualsoft Technologies, Ltd.	97,597	153,150
*	Welspun India, Ltd.	37,142	78,293
	Welspun-Gujarat Stahl Rohren, Ltd.	406,465	776,191
*	Zee Telefilms, Ltd. Series B	1,995,477	16,628,486
	Zensar Technologies, Ltd.	59,172	296,954
	Zuari Industries, Ltd.	127,958	477,782
TOTAL COMMON STOCKS			582,654,126

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	52,684

RIGHTS/WARRANTS — (0.0%)
*	Bajaj Auto Finance, Ltd. Rights 01/10/07	22,552	13,184

7

		Shares	Value††
*	Bajaj Auto Finance, Ltd. Rights 01/10/07	9,397	$0
TOTAL RIGHTS/WARRANTS			13,184

TOTAL — INDIA			582,719,994

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
*	PT Agis Tbk	8,695,000	179,359
*	PT Apac Citra Centretex Tbk	774,000	7,146
	PT Apexindo Pratama Tbk	917,000	182,610
	PT Asahimas Flat Glass Tbk	5,333,500	1,624,383
	PT Astra Graphia Tbk	18,779,000	562,335
	PT Astra International Tbk	7,305,500	12,684,684
*	PT Bakrie & Brothers Tbk	103,719,000	1,465,494
*	PT Bakrieland Development Tbk	22,471,500	329,774
	PT Bank Niaga Tbk	34,646,000	3,771,186
*	PT Bank Pan Indonesia Tbk	141,853,326	8,339,952
	PT Berlian Laju Tanker Tbk	54,456,800	10,321,359
	PT Bhakti Investama Tbk	33,933,500	1,849,676
	PT Branta Mulia Tbk	180,000	29,853
*	PT Budi Acid Jaya Tbk	6,410,000	101,097
	PT Charoen Pokphand Indonesia Tbk	13,979,000	852,966
	PT Ciputra Surya Tbk	11,658,000	1,154,447
	PT Clipan Finance Indonesia Tbk	12,461,000	502,503
*	PT Davomas Adabi Tbk	71,017,500	4,028,470
*	PT Delta Dunia Petronda Tbk	593,500	5,794
*	PT Dynaplast Tbk	3,040,000	308,478
	PT Enseval Putera Megatrading Tbk	6,319,500	426,544
*	PT Ever Shine Textile Tbk	19,347,215	174,157
*	PT Great River International Tbk	1,788,000	89,741
	PT Gudang Garam Tbk	1,286,500	1,394,628
*	PT Hero Supermarket Tbk	220,000	130,824
	PT Indofood Sukses Makmur Tbk	25,723,500	3,923,777
	PT Indo-Rama Synthetics Tbk	7,901,320	379,956
	PT International Nickel Indonesia Tbk	7,522,000	22,538,952
	PT Jaya Real Property Tbk	25,947,500	2,347,533
*	PT Karwell Indonesia Tbk	1,466,500	34,402
	PT Kawasan Industry Jababeka Tbk	90,681,000	1,232,625
	PT Lautan Luas Tbk	7,721,000	331,781
*	PT Lippo Karawaci Tbk	24,335,500	2,678,381
	PT Matahari Putra Prima Tbk	15,575,500	1,256,892
	PT Mayorah Indah Tbk	8,807,572	1,526,239
	PT Medco Energi International Tbk	31,249,000	11,062,554
	PT Metrodata Electronics Tbk	18,582,000	141,090
*	PT Modern Photo Tbk	1,266,500	66,331
*	PT Mutlipolar Corporation Tbk	7,188,750	90,026
*	PT Panasia Indosyntec Tbk	403,200	17,597
*	PT Panin Insurance Tbk	27,086,000	722,349
*	PT Petrosea Tbk	76,000	49,706
*	PT Polychem Indonesia Tbk	6,156,000	140,308
	PT Samudera Indonesia Tbk	415,500	305,823
	PT Selamat Semp Tbk	10,624,000	412,407
	PT Semen Gresik Tbk	8,421,591	29,351,977
*	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,304,671
	PT Summarecon Agung Tbk	3,150,000	394,172

8

		Shares	Value††
*	PT Sunson Textile Manufacturer Tbk	6,012,000	$124,635
*	PT Suparma Tbk	3,995,345	91,430
*	PT Surya Dumai Industri Tbk	5,145,000	202,095
	PT Surya Toto Indonesia Tbk	46,400	33,920
*	PT Suryainti Permata Tbk	2,363,000	114,537
	PT Tempo Scan Pacific Tbk	64,660,000	5,494,506
	PT Tigaraksa Satria Tbk	718,200	21,550
	PT Timah Tbk	5,855,000	1,467,291
	PT Trias Sentosa Tbk	29,527,200	466,819
	PT Trimegah Sec Tbk	34,298,000	542,766
	PT Tunas Ridean Tbk	10,810,000	863,452
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	570,563
	PT Unggul Indah Cahaya Tbk	371,435	119,556

TOTAL — INDONESIA			142,940,129

ISRAEL — (3.8%)
COMMON STOCKS — (3.8%)
*	Afcon Industries, Ltd.	2,102	11,100
*	Albad Massuot Yitzhak, Ltd.	53,055	585,461
*	Alvarion, Ltd.	4,828	34,160
	American Israeli Paper Mills, Ltd.	23,254	1,092,250
*	Ashtrom Properties, Ltd.	171,400	150,616
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,683,445
	Bank Hapoalim B.M.	10,247,789	49,472,624
	Bank Leumi Le-Israel	11,903,994	47,960,482
	Bank of Jerusalem, Ltd.	71,150	114,001
*	Baran Group, Ltd.	90,555	1,365,506
*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	390,584
	Clal Industries, Ltd.	773,796	4,294,652
*	Delta-Galil Industries, Ltd.	131,707	1,282,769
	Discount Investment Corp.	283,611	8,289,874
*	Discount Mortgage Bank, Ltd.	3,611	434,587
	Elbit Medical Imaging, Ltd.	168,210	5,212,770
*	Electra (Israel), Ltd.	13,319	2,011,212
*	Electra Consumer Products	63,603	466,968
*	Elron Electronic Industries, Ltd.	230,829	2,887,983
*	Feuchtwanger Investments 1984, Ltd.	10,500	30
*	First International Bank of Israel, Ltd.	673,667	1,709,116
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,826,322
*	Formula Systems (1985), Ltd.	153,225	1,933,958
*	Formula Vision Technologies, Ltd.	1,953	1,024
*	Granite Hacarmel Investments, Ltd.	142,500	260,805
*	GTC Real Estate NV	3,052	31,581
	IDB Development Corp., Ltd. Series A	299,281	10,413,763
	Industrial Building Corp., Ltd.	937,191	2,272,965
	Israel Cold Storage & Supply Co., Ltd.	7,000	60,803
	Israel Corp., Ltd. Series A	3,576	1,803,175
*	Israel Petrochemical Enterprises, Ltd.	238,177	2,021,194
	Israel Salt Industries, Ltd.	28,631	194,492
*	Israel Steel Mills, Ltd.	97,000	892
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	410,566
*	Kardan Israel, Ltd.	2,237	7,823
*	Knafaim Arkia Holdings, Ltd.	117,857	1,036,628
*	Koor Industries, Ltd.	126,630	6,599,698

9

		Shares	Value††
	Leader Holding & Investments, Ltd.	197,439	$380,570
*	Liberty Properties, Ltd.	3,457	43,556
	Makhteshim-Agan Industries, Ltd.	227,355	1,211,583
*	Mer Industries, Ltd.	21,439	125,733
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	88,202
*	Metalink, Ltd.	21,794	128,504
*	Middle East Tube Co., Ltd.	46,200	67,883
*	Miloumor, Ltd.	157,676	643,006
*	Minrav Holdings, Ltd.	2,000	96,598
	Mivtach Shamir Holdings, Ltd.	4,653	81,082
*	Naphtha Israel Petroleum Corp.	407,900	223,060
*	OCIF Investments and Development, Ltd.	14,180	371,387
*	Orckit Communications, Ltd.	99,228	1,041,179
	Otzar Hashilton Hamekomi, Ltd.	1,050	116,896
	Packer Plada, Ltd.	4,006	293,039
	Polgat Industries, Ltd. Series A	87,600	61,947
	Property and Building Corp., Ltd.	11,288	1,663,819
*	Retalix, Ltd.	25,444	439,239
*	Scailex Corp., Ltd.	385,479	3,026,575
	Shrem Fudim Kelner & Co., Ltd.	101,645	320,671
	Suny Electronic Inc., Ltd.	129,761	557,427
*	Super-Sol, Ltd. Series B	793,301	2,955,930
*	Team Computer & Systems, Ltd.	7,900	135,926
*	The Israel Land Development Co., Ltd.	234,969	1,171,845
*	Tower Semiconductor, Ltd.	578,773	1,121,096
*	TTI Team Telecom International, Ltd. ADR	16,590	41,475
*	Union Bank of Israel, Ltd.	400,608	1,974,995
	United Mizrahi Bank, Ltd.	1,506,943	11,017,151
	Urdan Industries, Ltd.	490,094	312,503
*	Ytong Industries, Ltd.	174,250	187,303

TOTAL — ISRAEL			193,226,059

MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
	A&M Realty Berhad	213,550	88,596
	ACP Industries Berhad	2,094,200	734,536
*	Advance Synergy Berhad	641,000	43,506
	Advanced Synergy Capital Berhad	153,500	14,854
	Affin Holdings Berhad	9,333,600	5,159,507
	Aluminum Co. of Malaysia Berhad	250,000	96,785
*	AMBD Berhad	1,990,900	93,471
	AmInvestment Group Berhad	994,468	470,034
	AMMB Holdings Berhad	19,012,144	17,704,567
*	Ancom Berhad	413,437	78,825
	Ann Joo Resources Berhad	1,235,100	515,135
*	Antah Holding Berhad	306,000	22,766
	APM Automotive Holdings Berhad	1,024,700	646,072
	Apollo Food Holdings Berhad	198,400	163,411
	Asas Dunia Berhad	524,700	102,919
*	Asia Pacific Land Berhad	5,644,300	600,765
	Asiatic Development Berhad	3,959,500	4,399,575
	Ayer Hitam Planting Syndicate Berhad	27,000	24,876
	Bandar Raya Developments Berhad	3,366,700	1,004,533
	Batu Kawan Berhad	1,493,500	4,664,191

10

		Shares	Value††
*	Berjaya Capital Berhad	614,136	$256,410
*	Berjaya Corp. Berhad	13,245,480	732,461
*	Berjaya Corp. Berhad ICULS	34,838,582	1,011,070
	Berjaya Land Berhad	3,934,800	618,993
	Bernas Padiberas Nasional Berhad	4,081,600	2,018,210
	Bimb Holdings Berhad	1,029,800	340,740
	Bina Darulaman Berhad	118,000	28,089
	Binaik Equity Berhad	149,800	31,389
*	Bolton Properties Berhad	1,107,100	229,871
	Boustead Holdings Berhad	3,157,900	1,693,600
	Boustead Properties Berhad	343,700	309,882
	Cahya Mata Sarawak Berhad	1,169,500	477,771
	Chemical Co. of Malaysia Berhad	311,000	283,698
	Chin Teck Plantations Berhad	296,600	446,319
	Choo Bee Metal Industries Berhad	235,700	107,401
*	Compugates Holdings Berhad	5,000	1,755
	Cosway Corp. Berhad	854,100	262,307
*	Country Heights Holdings Berhad	174,000	33,722
	Courts Mammoth Berhad	1,280,000	240,217
	Cycle & Carriage Bintang Berhad	249,800	155,430
*	Damansara Realty Berhad	5,487,800	258,189
*	Datuk Keramik Holdings Berhad	127,000	1,580
	Dijaya Corp. Berhad	612,100	138,809
	DNP Holdings Berhad	166,000	34,841
	DRB-Hicom Berhad	7,715,700	3,386,873
*	Dunham-Bush (Malaysia) Berhad	128,115	114,886
	E&O Property Development Berhad	94,383	43,614
	Eastern & Oriental Berhad (6468754)	1,359,066	549,114
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	113,479
	Eastern Pacific Industrial Corp. Berhad	414,400	151,114
	ECM Libra Avenue Berhad	4,037,030	810,345
*	Ecofirst Consolidated Berhad	1,268,000	48,933
	Edaran Otomobil Nasional Berhad	1,327,100	697,967
	Engtex Group Berhad	311,000	91,016
	EON Capital Berhad	1,200,907	2,188,292
	Esso Malaysia Berhad	785,100	706,693
*	Faber Group Berhad	170,300	29,836
	Far East Holdings Berhad	388,800	440,521
	Focal Aims Holdings Berhad	424,000	36,329
*	Fountain View Development Berhad	2,573,200	131,718
	Gamuda Berhad	7,542,700	10,173,946
	General Corp. Berhad	1,242,900	233,443
	Glomac Berhad	1,096,800	348,983
	Gold IS Berhad	1,341,900	526,692
	Golden Hope Plantations Berhad	5,848,950	9,036,765
*	Golden Plus Holdings Berhad	201,000	28,870
*	Gopeng Berhad	273,900	45,955
	Grand United Holdings Berhad	977,700	113,461
*	Gula Perak Berhad	3,605,350	149,325
	Guthrie Ropel Berhad	191,700	230,072
	Hap Seng Consolidated Berhad	1,499,200	934,869
	Highlands and Lowlands Berhad	3,550,100	5,047,261
*	HIL Industries Berhad	373,285	43,771
*	Ho Hup Construction Co. Berhad	175,100	31,016
*	Ho Wah Genting Berhad	369,000	23,909

11

		Shares	Value††
	Hong Leong Financial Group Berhad	1,191,937	$1,697,438
	Hong Leong Industries Berhad	1,225,800	1,949,632
	Hume Industries (Malaysia) Berhad	444,967	462,772
*	Hunza Properties Berhad	803,300	396,839
	Hwang-DBS (Malaysia) Berhad	775,000	431,121
	IGB Corp. Berhad	11,062,600	5,502,834
	IJM Corp. Berhad	4,315,600	8,765,224
	IJM Plantations Berhad	204,400	97,167
*	Insas Berhad	2,012,100	233,509
	Integrated Logistics Berhad	983,000	570,020
	IOI Properties Berhad	13,600	32,874
	Island & Peninsular Berhad	3,771,823	1,490,225
*	Jaks Resources Berhad	3,438,000	470,145
	Jaya Tiasa Holdings Berhad	1,128,700	1,189,334
	Jerneh Asia Berhad	265,700	138,816
*	Johan Holdings Berhad	228,000	9,451
	Johor Land Berhad	247,940	73,131
*	Jotech Holdings Berhad	5,937,000	328,192
	K & N Kenanga Holdings Berhad	1,454,300	286,785
	Keck Seng (Malaysia) Berhad	1,224,800	1,123,478
	Kian Joo Can Factory Berhad	1,236,200	1,001,600
*	KIG Glass Industrial Berhad	260,000	2,156
	Kim Hin Industry Berhad	325,900	115,341
	Kim Loong Resources Berhad	113,000	49,969
	KLCC Property Holdings Berhad	5,492,000	4,266,001
	KPJ Healthcare Berhad	1,122,200	613,287
	KrisAssets Holdings Berhad	368,377	263,494
	Kuala Lumpur Kepong Berhad	3,438,300	12,910,680
*	Kub Malaysia Berhad	6,829,000	829,532
	Kulim Malaysia Berhad	2,006,325	2,995,360
*	Kumpulan Europlus Berhad	3,428,300	369,469
	Kumpulan Fima Berhad	195,400	36,465
	Kwantas Corp. Berhad	123,000	149,919
*	Land & General Berhad	7,622,600	484,970
	Landmarks Berhad	1,847,200	920,851
	Leader Universal Holdings Berhad	6,643,033	1,108,483
	Leong Hup Holdings Berhad	1,469,800	491,019
*	Lien Hoe Corp. Berhad	654,850	51,598
	Lion Diversified Holdings Berhad	2,683,300	4,892,420
*	Lion Industries Corp. Berhad	4,734,381	1,307,141
*	London Biscuits Berhad	138,100	70,602
	MAA Holdings Berhad	210,800	93,277
	Malayan Cement Berhad	67,500	21,434
	Malaysia Building Society Berhad	263,000	98,229
	Malaysia Industrial Development Finance Berhad	6,405,000	1,997,923
*	Malaysian Airlines System Berhad	469,300	557,789
	Malaysian Bulk Carriers Berhad	2,501,300	1,866,200
	Malaysian Mosaics Berhad	354,240	156,497
	Malaysian National Reinsurance Berhad	1,106,500	1,388,723
*	Malaysian Plantations Berhad	5,187,100	3,555,641
*	Malaysian Resources Corp. Berhad	14,333,100	3,855,878
	MBM Resources Berhad	416,233	331,009
*	Meda, Inc. Berhad	650,100	29,593
	Mega First Corp. Berhad	448,000	133,625
	Melewar Industrial Group Berhad	768,000	248,484

12

		Shares	Value††
	Mentakab Rubber Co. (Malaya) Berhad	1,100	$577
*	Merge Housing Berhad	58,952	11,058
	Metro Kajang Holdings Berhad	535,333	169,766
*	Metroplex Berhad	817,000	11,240
*	Mieco Chipboard Berhad	732,600	232,699
	MK Land Holdings Berhad	6,748,700	1,182,234
	MMC Corp. Berhad	6,727,400	7,063,445
	MTD Infraperdana Berhad	5,891,300	1,870,278
	Muda Holdings Berhad	706,000	66,423
	Muhibbah Engineering Berhad	1,014,000	711,309
*	MUI Properties Berhad	1,314,000	83,615
*	Mulpha International Berhad	11,639,000	4,720,721
*	Multi-Purpose Holdings Berhad	1,974,000	649,012
*	Mutiara Goodyear Development Berhad	247,900	31,205
	MWE Holdings Berhad	458,000	87,267
	Mycron Steel Berhad	119,750	27,119
	Naluri Berhad	3,491,300	670,290
*	Nam Fatt Berhad	286,100	38,285
	Narra Industries Berhad	154,200	47,700
	NCB Holdings Berhad	2,363,700	1,693,149
	Negri Sembilan Oil Palms Berhad	167,600	137,927
	New Straits Times Press (Malaysia) Berhad	1,319,500	1,068,697
	NV Multi Corp. Berhad	671,800	105,933
	Nylex (Malaysia) Berhad	328,550	106,200
	Oriental Holdings Berhad	2,837,416	3,654,615
	Oriental Interest Berhad	170,000	65,637
	OSK Holdings Berhad	5,309,618	2,757,697
	OSK Property Holdings Berhad	186,678	66,987
	P.I.E. Industrial Berhad	254,300	206,107
	Pacific & Orient Berhad	260,402	116,634
	Pacificmas Berhad	116,900	195,874
*	Pan Malaysia Cement Works Berhad	1,271,800	87,753
	Panasonic Manufacturing Malaysia Berhad	323,380	844,620
*	Paracorp Berhad	252,000	3,834
	Paramount Corp. Berhad	203,900	110,986
	PBA Holdings Berhad	1,502,500	490,347
	Pelikan International Corp. Berhad	148,680	137,926
*	Permaju Industries Berhad	1,714,300	262,658
	Petaling Garden Berhad	871,000	399,088
	Petronas Dagangan Berhad	970,900	1,270,958
*	Pilecom Engineering Berhad	105,000	2,467
	PJ Development Holdings Berhad	1,043,900	145,489
	PK Resources Berhad	25,000	3,562
	Pos Malaysia & Services Holdings Berhad	3,313,817	4,636,452
	PPB Group Berhad	6,909,466	9,280,590
*	Premium Nutrients Berhad	513,100	32,547
*	Prime Utilities Berhad	46,000	4,649
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	3,652,500	5,954,519
*	Pulai Springs Berhad	159,800	58,739
	Ranhill Berhad	4,044,500	1,442,480
*	RB Land Holdings Berhad	327,900	46,163
	RHB Capital Berhad	11,729,900	11,660,541
	Road Builders (Malaysia) Holdings Berhad	5,519,200	5,334,779
*	Salcon Berhad	287,000	115,643

13

		Shares	Value††
	Sapura Resources Berhad	286,800	$28,209
	Sapura Telecommunications Berhad	155,152	34,315
	Sarawak Enterprise Corp. Berhad	4,271,000	1,674,930
	Sarawak Oil Palms Berhad	139,500	102,852
	Scientex, Inc. Berhad	116,000	91,292
	Selangor Dredging Berhad	619,000	66,824
	Shangri-La Hotels (Malaysia) Berhad	706,000	438,377
	SHL Consolidated Berhad	943,700	229,461
*	Silverstone Corp. Berhad	8,690	384
	Sime Darby Berhad	355,980	663,060
	Sime Engineering Services Berhad	222,000	94,986
*	South East Asia Lumber, Inc. Berhad	228,800	25,947
	Southern Acids (Malaysia) Berhad	44,000	18,270
*	Southern Steel Berhad	689,100	243,707
	Store Corp. Berhad	124,630	101,686
	Subur Tiasa Holdings Berhad	438,600	642,807
*	Sumatec Resources Berhad	921,700	207,424
	Sunrise Berhad	2,806,300	1,433,372
	Sunway City Berhad	2,117,100	1,192,828
*	Sunway Holdings, Inc. Berhad	4,443,600	491,140
	Suria Capital Holdings Berhad	1,181,600	166,619
	TA Enterprise Berhad	10,119,100	2,163,022
*	Talam Corp. Berhad	139,050	7,471
*	Tamco Corp. Holdings Berhad	219,500	29,126
	Tan Chong Motor Holdings Berhad	5,338,300	1,901,368
	Tekala Corp. Berhad	337,700	100,945
	TH Group Berhad	1,346,700	232,198
*	Time Dotcom Berhad	8,911,700	1,979,707
	Tiong Nam Transport Holdings Berhad	171,500	35,984
	Tradewinds (Malaysia) Berhad	782,900	601,292
*	Tradewinds Corp. Berhad	6,447,700	1,495,207
*	Tradewinds Plantation Berhad	464,000	258,997
*	Trengganu Development & Management Berhad	534,400	140,175
	Tronoh Mines Malaysia Berhad	508,500	716,169
	TSR Capital Berhad	157,900	82,997
	UAC Berhad	49,800	57,606
	UDA Holdings Berhad	1,642,300	1,315,351
	UEM World Berhad	5,673,800	2,537,989
	UMW Holdings Berhad	3,008,943	6,528,104
	Unico-Desa Plantations Berhad	6,160,620	936,243
	Unisem (M) Berhad	4,022,600	1,732,005
	United Malacca Rubber Estates Berhad	389,400	501,484
	United Plantations Berhad	821,200	2,053,798
*	Utama Banking Group Berhad	4,528,000	1,962,205
	VS Industry Berhad	798,300	392,357
	Warisan TC Holdings Berhad	109,850	50,990
	Worldwide Holdings Berhad	877,100	776,097
	WTK Holdings Berhad	863,000	1,897,025
	Yeo Hiap Seng (Malaysia) Berhad	296,100	176,965
	YTL Corp. Berhad	5,483,600	9,997,033
	Yu Neh Huat Berhad	2,694,400	1,198,214
TOTAL COMMON STOCKS			275,347,496

14

		Shares	Value††
PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	$67,488
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	65,379
TOTAL PREFERRED STOCKS			132,867

RIGHTS/WARRANTS — (0.0%)
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	7,772
*	Pilecon Engineering Berhad Rights 12/06/06	147,000	0
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	7,262
TOTAL RIGHTS/WARRANTS			15,034

TOTAL — MALAYSIA			275,495,397

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
	Alfa S.A. de C.V. Series A	5,592,464	33,197,554
	Cemex S.A.B. de C.V. ADR	1,360,000	44,254,400
*	Cintra S.A. de C.V.	85,000	18,573
*	Consorcio Hogar S.A. de C.V. Series B	540,200	226,239
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	15,353,462
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	3,652,542
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	1,478
	Corporativo Fragua S.A. de C.V. Series B	70	435
*	Desc S.A. de C.V. Series B	1,747,367	2,211,333
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	58,269
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	972,313
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,501,157
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,375
*	Empresas ICA S.A. de C.V. Sponsored ADR	45,900	1,993,896
*	Empresas ICA S.A.B. de C.V	3,228,700	11,684,769
#	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,976,146
	Gruma S.A. de C.V. Series B	3,347,050	11,427,435
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	322,200	1,422,144
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	44,975,182
	Grupo Cementos de Chihuahua S.A. de C.V.	2,747,992	11,008,380
	Grupo Continental S.A. de C.V.	1,444,500	2,761,799
	Grupo Corvi S.A. de C.V. Series L	284,000	77,570
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	13,659,075
*	Grupo Gigante S.A. de C.V. Series B	324,076	302,431
	Grupo Herdez S.A. de C.V.	319,000	290,433
*	Grupo Imsa S.A. de C.V.	254,300	1,090,724
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,271,141
	Grupo Industrial Saltillo S.A.B. de C.V.	1,246,869	1,646,054
*	Grupo Iusacell S.A. de C.V.	143,500	950,474
	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	77,146,137
*	Grupo Nutrisa S.A. de C.V.	428	409
	Grupo Posadas S.A. de C.V. Series L	356,000	301,431
*	Grupo Qumma S.A. de C.V. Series B	5,301	87
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	7,074,543
	Industrias Bachoco S.A. Series B	823,600	1,469,322
	Industrias Penoles S.A. de C.V.	1,277,400	11,397,465
*	Industrias S.A. de C.V. Series B	4,169,552	18,904,884
*	Jugos del Valle S.A. de C.V. Series B	213,600	631,839

15

		Shares	Value††
	Organizacion Soriana S.A. de C.V. Series B	5,249,700	$33,122,493
*	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	242,283
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	953
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,449
*	Savia S.A. de C.V.	3,457,285	251,814
*	US Commercial Corp. S.A. de C.V.	271,000	44,165
#	Vitro S.A. de C.V.	3,272,886	4,213,428
TOTAL COMMON STOCKS			366,795,485

RIGHTS/WARRANTS — (0.0%)
*	Consorcio Hogar S.A. de C.V. Rights 12/12/06	540,200	8,162

TOTAL — MEXICO			366,803,647

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	Aboitiz Equity Ventures, Inc.	5,782,000	705,146
	Alaska Milk Corp.	7,953,000	566,008
*	Alsons Consolidated Resources, Inc.	16,904,000	223,888
*	Bacnotan Consolidated Industries, Inc.	2,036,364	352,981
*	Belle Corp.	30,800,000	728,015
	Cebu Holdings, Inc.	7,763,250	480,104
*	Digital Telecommunications (Philippines), Inc.	131,630,000	4,547,161
	DMCI Holdings, Inc.	1,226,000	127,540
*	Equitable PCI Bank, Inc.	2,841,900	4,527,338
*	Export & Industry Bank, Inc.	14,950	151
*	Fil-Estate Land, Inc.	3,196,340	43,759
*	Filinvest Development Corp.	5,283,500	345,082
*	Filinvest Land, Inc.	189,880,125	6,270,713
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	1,254,100	1,337,687
*	Kuok Philippine Properties, Inc.	4,300,000	49,498
	Megaworld Properties & Holdings, Inc.	215,844,000	9,627,617
	Metro Bank and Trust Co.	2,011,220	2,004,509
*	Mondragon International Philippines, Inc.	2,464,000	6,218
	Petron Corp.	15,160,000	1,235,131
*	Philippine National Bank	3,619,900	3,072,813
*	Philippine National Construction Corp.	398,900	46,707
*	Philippine Realty & Holdings Corp.	20,930,000	322,919
	Philippine Savings Bank	1,232,313	1,198,345
*	Prime Media Holdings, Inc.	409,000	7,761
*	Prime Orion Philippines, Inc.	14,400,000	60,242
*	RFM Corp.	2,488,200	52,923
	Robinson’s Land Corp. Series B	16,019,000	5,201,603
	Security Bank Corp.	2,713,200	3,516,967
	SM Development Corp.	21,996,400	1,117,161
*	Solid Group, Inc.	19,668,000	253,668
	Soriano (A.) Corp.	20,195,000	1,148,580
	Union Bank of the Philippines	547,400	547,224
	Universal Robina Corp.	18,561,345	7,326,874

TOTAL — PHILIPPINES			57,052,333

16

		Shares	Value††
POLAND — (4.0%)
COMMON STOCKS — (4.0%)
	Agora SA	397,121	$4,700,625
*	Amica Wronki SA	174,355	1,999,638
	Bank Millennium SA	6,521,691	17,534,805
	Bank Przemyslowo Handlowy BPH SA	9,050	2,806,006
*	Boryszew SA	62,604	576,438
*	Budimex SA	127,353	3,151,558
	Debica SA	97,701	2,231,776
*	Echo Investment SA	73,429	2,261,912
	Elektrobudowa SA	31,748	1,200,234
	Fabryki Mebli Forte SA	68,159	289,841
*	Farmacol SA	2,354	34,643
*	Firma Chemiczna Dwory SA	16,586	488,894
	Grupa Kety SA	58,772	3,910,648
*	Grupa Lotos SA	761,232	12,163,186
*	Huta Ferrum SA	4,233	57,436
*	Impexmetal SA	241,068	15,777,468
	Kredyt Bank SA	198,534	1,516,453
*	Kroscienskie Huty Szkla Krosno SA	55,675	132,634
*	Lentex SA	79,285	1,297,477
*	Lentex SA Issue 06	79,285	1,293,281
*	MNI SA	287,468	611,917
*	Mostostal Export SA	879,352	927,639
*	Mostostal Warszawa SA	366,600	4,955,765
*	Mostostal Zabrze Holding SA	140,376	177,400
*	Mostostal Zabrze Holding SA Issue 06	210,564	266,736
	Netia Holdings SA	3,205,751	5,471,498
*	Opoczno SA	4,453	68,138
	Orbis SA	668,253	12,846,103
	Polski Koncern Naftowy Orlen SA	5,032,078	90,774,400
	Prokom Software SA	182,188	8,193,412
	Prosper SA	35,168	220,691
*	Provimi-Rolimpex SA	28,642	228,449
*	Raciborska Fabryka Kotlow SA	291,972	4,076,477
*	Stalexport SA	460,000	606,178
	Ster-Projekt SA	98,681	245,911

TOTAL — POLAND			203,095,667

SOUTH AFRICA — (11.5%)
COMMON STOCKS — (11.5%)
	ABSA Group, Ltd.	2,353,362	37,001,762
	Advtech, Ltd.	620,958	260,036
	Aeci, Ltd.	1,187,544	10,901,292
	Afgri, Ltd.	1,683,266	1,693,648
*	African Rainbow Minerals, Ltd.	1,136,285	12,064,096
	AG Industries, Ltd.	1,233,907	749,771
	Alexander Forbes, Ltd.	1,311,395	2,807,207
	Allied Electronics Corp., Ltd.	415,073	1,900,050
*	Amalgamated Appliance Holdings, Ltd.	557,922	462,547
	Argent Industrial, Ltd.	667,929	1,472,690
*	AST Group, Ltd.	740,636	73,489
	Aveng, Ltd.	1,703,690	7,787,448
	AVI, Ltd.	2,045,629	5,363,367
	Barloworld, Ltd.	2,024,614	41,673,403

17

		Shares	Value††
*	Bell Equipment, Ltd.	452,449	$1,542,639
	Business Connexion Group	465,381	496,521
	Bytes Technology Group, Ltd.	314,654	557,080
	Capitec Bank Holdings, Ltd.	171,133	726,558
	Caxton & CTP Publishers & Printers, Ltd.	1,916,683	4,321,666
	City Lodge Hotels, Ltd.	21,170	185,388
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	603,757	273,588
	Datatec, Ltd.	1,587,162	6,608,277
	Delta Electrical Industries, Ltd.	234,340	736,994
*	Dimension Data Holdings PLC	3,977,377	3,496,241
	Distell Group, Ltd.	701,417	3,918,751
	Dorbyl, Ltd.	184,041	330,669
	Ellerine Holdings, Ltd.	1,329,200	13,650,242
*	Enaleni Pharmaceuticals, Ltd.	292,599	183,446
	Enviroserv Holdings, Ltd.	259,484	249,717
	Gold Reef Resorts, Ltd.	344,218	913,524
	Grindrod, Ltd.	1,038,055	2,144,733
	Group Five, Ltd.	258,794	1,462,896
*	Harmony Gold Mining Co., Ltd.	3,183,494	53,932,457
*	Harmony Gold Mining Co., Ltd. ADR	206,920	3,509,363
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	2,602,875
	Hudaco Industries, Ltd.	158,266	1,192,786
	Iliad Africa, Ltd.	76,658	137,923
	Illovo Sugar, Ltd.	497,655	1,266,945
	Imperial Holdings, Ltd.	349,923	7,209,677
	Investec, Ltd.	1,642,445	18,938,666
*	JCI, Ltd.	4,289,448	0
	JD Group, Ltd.	1,116,746	12,358,492
	Johnic Communications, Ltd.	391,810	4,180,348
*	Kap International Holdings, Ltd.	698,184	438,439
*	Lewis Group, Ltd.	774,081	6,352,151
	Liberty Group, Ltd.	1,566,347	16,966,949
*	M Cubed Holdings, Ltd.	1,850,526	72,259
	Medi-Clinic Corp., Ltd.	1,277,088	4,295,206
*	Merafe Resources, Ltd.	9,374,658	1,020,720
	Metair Investment, Ltd.	30,085	1,167,268
*	Metorex, Ltd.	610,501	1,219,611
	Metropolitan Holdings, Ltd.	6,992,989	13,432,643
	Mittal Steel South Africa, Ltd.	2,653,358	33,850,195
	Murray & Roberts Holdings, Ltd.	1,479,104	8,049,489
	Mustek, Ltd.	423,830	546,837
	Mvelaphanda Group, Ltd.	3,243,471	4,296,686
	Nampak, Ltd.	3,644,374	10,671,020
	Nedbank Group, Ltd.	2,065,065	36,122,407
	New Clicks Holdings, Ltd.	2,501,632	3,754,497
	New Corpcapital, Ltd.	579,166	8,085
	Northam Platinum, Ltd.	830,061	4,887,144
	Nu-World Holdings, Ltd.	152,299	713,033
	Oceana Group, Ltd.	460,727	1,058,982
	Omnia Holdings, Ltd.	337,301	2,708,261
*	Palabora Mining Co., Ltd.	69,265	493,938
*	Peregrine Holdings, Ltd.	665,741	1,045,038
	PSG Group, Ltd.	339,342	1,158,141
	Rainbow Chicken, Ltd.	2,022,125	3,521,523

18

		Shares	Value††
*	Randgold & Exploration Co., Ltd.	256,811	$0
	Redefine Income Fund, Ltd.	83,325	74,346
	Sanlam, Ltd.	23,264,312	57,877,267
	Santam, Ltd.	663,234	7,867,922
	Sappi, Ltd.	1,311,653	21,150,154
*	Sappi, Ltd. ADR	242,500	3,911,525
	Spur Corp., Ltd.	153,378	207,785
	Steinhoff International Holdings, Ltd.	6,260,565	19,224,101
	Sun International, Ltd.	190,655	3,101,972
	Super Group, Ltd.	1,473,845	2,574,134
	Telkom South Africa, Ltd.	1,022,486	19,224,935
	Telkom South Africa, Ltd. Sponsored ADR	2,900	221,386
	Tiger Wheels, Ltd.	467,278	1,797,970
	Tongaat-Hulett Group, Ltd.	757,380	10,312,512
	Trans Hex Group, Ltd.	349,345	546,666
	Trencor, Ltd.	989,645	4,139,128
	UCS Group, Ltd.	1,309,466	530,740
	Unitrans, Ltd.	178,989	1,154,611
	Value Group, Ltd.	874,662	353,642
*	Western Areas, Ltd.	523,177	3,348,394

TOTAL — SOUTH AFRICA			586,808,980

SOUTH KOREA — (11.6%)
COMMON STOCKS — (11.6%)
#	Aekyung Petrochemical Co., Ltd.	19,060	411,393
*	Anam Electronics Co., Ltd.	15,060	78,295
	Asia Cement Manufacturing Co., Ltd.	10,728	468,903
*	Asia Paper Manufacturing Co., Ltd.	11,450	143,929
	AUK Corp.	40,090	105,553
	Baiksan Co., Ltd.	41,550	75,571
*	Bohae Brewery Co., Ltd.	8,830	227,546
* #	Bong Shin Co., Ltd.	37,790	53,373
	Boo Kook Securities Co., Ltd.	17,385	304,167
* #	Boryung Pharmaceutical Co., Ltd.	10,350	439,320
	BYC Co., Ltd.	810	134,799
*	Byuck San Corp.	10,472	149,022
#	Byuck San Engineering and Construction Co., Ltd.	87,860	886,992
*	Cambridge Members Co., Ltd.	5,780	126,475
#	Capro Corp.	121,830	295,328
	Cheil Industrial, Inc.	95,804	4,202,988
*	Cho Kwang Leather Co., Ltd.	13,660	118,307
*	Cho Kwang Paint Co., Ltd.	24,260	77,210
	Choil Aluminum Manufacturing Co., Ltd.	13,190	148,947
	Chon Bang Co., Ltd.	2,520	95,265
#	Chosun Refractories Co., Ltd.	7,370	404,274
	CJ Corp.	1,367	156,230
*	CKD Bio Corp.	9,469	54,612
*	CKF Co., Ltd.	7,160	102,124
* #	Comtec Systems Co., Ltd.	75,460	87,367
*	Cosmochemical Co., Ltd.	47,640	211,841
* #	Crown Confectionery Co., Ltd.	740	104,045
#	D.I Corp.	101,890	297,038
	Dae Chang Industrial Co.	25,740	241,885
	Dae Dong Industrial Co., Ltd.	17,320	238,945

19

		Shares	Value††
* #	Dae Hyun Co., Ltd.	192,600	$230,499
* #	Dae Sang Corp.	100,184	1,471,610
#	Dae Won Kang Up Co., Ltd.	21,320	414,062
* #	Dae Young Packaging Co., Ltd.	972,440	161,825
* #	Dae Yu Co., Ltd.	64,160	163,763
#	Daeduck Electronics Co., Ltd.	157,570	1,370,645
#	Daeduck Industries Co., Ltd.	54,840	564,748
	Daegu Bank Co., Ltd.	135,722	2,241,359
#	Daehan Fire & Marine Insurance Co, Ltd.	63,050	118,420
#	Daehan Flour Mills Co., Ltd.	5,545	1,293,686
* #	Daehan Pulp Co., Ltd.	37,630	100,255
	Daehan Synthetic Fiber Co., Ltd.	3,000	434,006
	Daekyo Co., Ltd.	18,460	1,827,753
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	223,349
#	Daelim Industrial Co., Ltd.	100,830	8,710,497
	Daelim Trading Co., Ltd.	42,312	251,705
* #	Daesang Farmsco	42,230	97,326
*	Daesang Holdings Co., Ltd.	33,096	190,908
#	Daesung Industrial Co., Ltd.	12,960	1,197,461
* #	Daewon Pharmaceutical Co., Ltd.	12,880	111,977
*	Daewoo Electronic Components Co., Ltd.	18,176	196,555
#	Daewoo Motor Sales Corp.	84,270	2,651,124
	Daewoong Co., Ltd.	12,340	287,699
	Dahaam E-Tec Co., Ltd.	5,985	182,735
#	Daishin Securities Co., Ltd.	183,491	4,748,344
#	Daiyang Metal Co., Ltd.	117,990	177,979
* #	Daou Technology, Inc.	172,380	1,219,439
#	DC Chemical Co., Ltd.	55,150	2,651,401
*	Digital Power Communications Co., Ltd.	77,520	122,150
	Dong Ah Tire Industrial Co., Ltd.	51,594	307,306
*	Dong Hai Pulp Co., Ltd.	14,310	36,724
	Dong IL Rubber Belt Co., Ltd.	24,560	85,026
#	Dong Wha Pharmaceutical Industries Co.	19,377	586,293
*	Dong Won Co., Ltd.	14,220	165,140
	Dong Yang Department Store Co., Ltd.	9,000	177,450
* #	Dongbang Agro Co., Ltd.	53,610	236,294
*	Dongbang Transport Logistics Co., Ltd.	7,580	159,173
#	Dongbu Corp.	69,120	1,409,009
#	Dongbu Hannong Chemical Co., Ltd.	34,320	796,450
#	Dongbu Securities Co., Ltd.	46,962	682,358
#	Dongbu Steel Co., Ltd.	86,528	880,639
* #	DongbuElectronics Co., Ltd.	625,615	1,524,741
	Dong-II Corp.	5,310	452,547
	Dongkook Industries Co., Ltd.	1,620	12,624
#	Dongkuk Steel Mill Co., Ltd.	176,412	4,360,624
#	Dongsu Industrial Co., Ltd.	27,140	563,491
	Dongsung Chemical Co., Ltd.	9,530	97,476
*	Dongsung Pharmaceutical Co., Ltd.	18,510	172,163
#	Dongwon F&B Co., Ltd.	6,666	440,891
#	Dongwon Industries Co., Ltd.	7,116	296,230
	Dongyang Engineering & Construction Corp.	5,077	225,638
	Dongyang Express Bus Corp.	2,747	54,699
#	Dongyang Mechatronics Corp.	125,000	563,844
* #	Doosan Corp.	47,020	2,612,716
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	16,631,367

20

		Shares	Value††
*	Doosan Industrial Development Co., Ltd.	25,000	$344,378
	DPI Co., Ltd.	15,159	151,730
	Duck Yang Industry Co., Ltd.	4,000	36,770
* #	Ducsung Co., Ltd.	31,950	135,059
* #	Eagon Industrial Co., Ltd.	17,070	285,879
*	En Paper Manufacturing Co., Ltd.	46,660	232,895
*	Enex Co., Ltd.	5,960	44,889
* #	e-Starco Co., Ltd.	170,050	207,608
#	F&F Co., Ltd.	62,660	321,657
*	Feelux Co., Ltd.	64,290	115,118
* #	First Fire & Marine Insurance Co., Ltd.	81,520	345,909
#	Fursys, Inc.	24,120	681,534
	Gaon Cable Co., Ltd.	12,730	372,101
	Global & Yuasa Battery Co., Ltd.	38,220	306,925
	Green Cross Corp.	10,540	770,177
	GS Engineering & Construction Corp.	12,000	1,119,912
	GS Holdings Corp.	228,000	7,503,094
*	H.S. Industries Co., Ltd.	5,690	52,192
#	Hae In Co., Ltd.	55,050	199,524
#	Halla Engineering & Construction Corp.	27,890	805,746
*	Han All Pharmaceutical Co., Ltd.	79,410	164,485
#	Han Kuk Carbon Co., Ltd.	25,070	232,619
	Han Wha Corp.	146,740	5,669,276
#	Han Yang Securities Co., Ltd.	37,080	497,130
	Hana Financial Group, Inc.	88,972	4,533,935
	Handok Pharmaceuticals Co., Ltd.	18,150	281,646
#	Handsome Corp.	114,000	2,126,087
#	Hanil Cement Manufacturing Co., Ltd.	22,253	2,053,901
* #	Hanil Construction Co., Ltd.	27,480	520,294
#	Hanil E-Wha Co., Ltd.	112,700	317,609
	Hanil Iron & Steel Co., Ltd.	1,815	42,500
#	Hanjin Heavy Industry Co., Ltd.	165,520	5,779,053
#	Hanjin Shipping Co., Ltd.	207,760	6,281,077
#	Hanjin Transportation Co., Ltd.	38,000	1,353,057
	Hankook Cosmetics Co., Ltd.	110,860	418,959
	Hankook Tire Manufacturing Co., Ltd.	335,120	5,433,489
#	Hankuk Electric Glass Co., Ltd.	23,010	566,034
	Hankuk Glass Industries, Inc.	27,020	1,222,897
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	489,245
#	Hanmi Capital Co., Ltd.	53,950	540,620
	Hansae Co., Ltd.	43,890	155,175
	Hansol Chemical Co., Ltd.	35,837	324,441
#	Hansol Paper Co., Ltd.	140,144	2,309,095
#	Hanssem Co., Ltd.	49,690	444,844
* #	Hansung Enterprise Co., Ltd.	9,410	66,857
#	Hanwha Chemical Corp.	255,850	3,209,221
#	Hanwha Securities Co., Ltd.	113,010	1,312,396
*	Heung-A Shipping Co., Ltd.	63,680	167,534
	Histeel Co., Ltd.	1,188	20,453
*	Hi-Tron Systems, Inc.	11,660	49,747
	Honam Petrochemical Corp.	55,389	3,775,329
#	Hotel Shilla, Ltd.	187,880	3,084,656
	HS R&A Co., Ltd.	12,680	190,524
#	Huchems Fine Chemical Corp.	69,410	684,098
* #	Huneed Technologies Co., Ltd.	90,030	110,674

21

		Shares	Value††
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	81,050	$471,705
	Husteel Co., Ltd.	22,160	375,967
#	Hwa Sung Industrial Co.	44,200	873,947
*	Hwacheon Machinery Works Co., Ltd.	4,490	70,808
	Hwashin Co., Ltd.	59,700	160,686
* #	Hyosung T & C Co., Ltd.	124,047	3,433,968
	Hyundai Cement Co., Ltd.	17,245	619,191
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,230,779
#	Hyundai Hysco	196,370	2,059,999
#	Hyundai Merchant Marine Co., Ltd.	238,271	5,623,642
	Hyundai Motor Co., Ltd.	526,760	39,836,066
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	113,401
#	Hyundai Securities Co., Ltd.	436,360	6,367,437
#	Hyundai Steel Co.	238,900	8,889,733
#	II Dong Pharmaceutical Co., Ltd.	15,450	780,658
*	II Sung Construction Co., Ltd.	7,660	71,102
#	IIjin Diamond Co., Ltd.	11,368	187,153
* #	IIjin Display Co., Ltd.	14,591	225,583
#	IIjin Electric, Ltd.	136,910	514,643
	IIshin Spinning Co., Ltd.	5,070	282,935
#	IIsung Pharmaceutical Co., Ltd.	3,990	322,774
#	ISU Chemical Co., Ltd.	14,350	145,301
#	Isupetasys Co., Ltd.	116,640	223,046
#	Jahwa Electronics Co., Ltd.	69,130	683,736
#	Jeil Mutual Savings Bank	40,900	549,326
	Jeil Pharmaceutical Co.	22,200	147,142
#	Jeonbuk Bank, Ltd.	134,731	1,373,843
* #	Jindo Corp.	59,460	223,596
*	Jinro, Ltd.	407	19,707
#	Joongang Construction Co., Ltd.	20,550	414,988
	K.C. Tech Co., Ltd.	77,520	327,759
	KCC Corp.	29,050	9,219,563
#	Keang Nam Enterprises Co., Ltd.	49,632	972,614
*	KEC Corp.	116,249	146,351
	KEC Holdings Co., Ltd.	38,749	72,801
*	Kedcom Co., Ltd.	273,360	140,315
#	Keyang Electric Machinery Co., Ltd.	187,450	436,193
#	KG Chemical Corp.	36,983	328,213
#	Kia Motors Corp.	906,010	13,697,869
	KISWIRE, Ltd.	28,064	818,502
	Kodenshi Korea Corp.	59,410	203,102
* #	KOJE Co., Ltd.	9,110	42,688
	Kolon Chemical Co., Ltd.	30,230	422,207
* #	Kolon Industries, Inc.	58,649	937,685
* #	Korea Automotive Systems Co., Ltd.	10,160	272,752
	Korea Cast Iron Pipe Co., Ltd.	44,688	194,883
#	Korea Circuit Co.	57,220	262,241
* #	Korea Cottrell Co., Ltd.	5,402	254,634
* #	Korea Data Systems Co., Ltd.	64,021	68,199
#	Korea Development Co., Ltd.	31,190	801,078
#	Korea Development Leasing Corp.	6,348	328,504
#	Korea Electric Terminal Co., Ltd.	28,500	675,437
* #	Korea Exchange Bank	283,980	4,154,140
*	Korea Fine Chemical Co., Ltd.	5,310	83,587
#	Korea Flange Co., Ltd.	18,630	228,904

22

		Shares	Value††
#	Korea Investment Holdings Co., Ltd.	116,926	$6,001,090
#	Korea Iron & Steel Co., Ltd.	31,720	1,506,520
	Korea Kolmar Co., Ltd.	20,300	95,546
#	Korea Komho Petrochemical Co., Ltd.	90,220	2,984,403
#	Korea Line Corp.	29,680	1,440,163
#	Korea Mutual Savings Bank	14,910	276,436
#	Korea Petrochemical Industry Co., Ltd.	15,960	836,102
#	Korea Polyol Co., Ltd.	8,237	391,358
#	Korea Zinc Co., Ltd.	52,610	5,591,068
	Korean Air Co., Ltd.	203,658	7,530,697
	Korean Air Terminal Service Co., Ltd.	10,970	381,388
* #	Korean French Banking Corp.	249,570	429,231
* #	KP Chemical Corp.	304,576	1,401,846
*	KP&L Co., Ltd.	149,770	157,933
* #	KPC Holdings Corp.	7,250	248,857
	KT Freetel, Ltd.	319,000	10,672,984
* #	KTB Network, Ltd.	154,280	880,917
#	Kukdo Chemical Co., Ltd.	15,960	400,940
#	Kumho Industrial Co., Ltd.	99,300	2,690,052
*	Kumkang Industrial Co., Ltd.	11,170	111,835
	Kunsul Chemical Industrial Co., Ltd.	22,480	406,174
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	820,530
* #	Kwang Myung Electric Engineering Co., Ltd.	210,820	180,122
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,090,075
#	Kyobo Securities Co., Ltd.	108,910	1,220,205
	Kyung Dong Navien Co., Ltd.	3,450	91,621
*	Kyungbang Co., Ltd.	1,856	264,615
*	Leeku Industrial Co., Ltd.	4,040	81,971
#	LG Chemical, Ltd.	174,210	8,026,547
#	LG Corp.	333,260	11,119,594
	LG Dacom Corp.	63,060	1,448,720
	LG Electronics, Inc.	325,770	19,458,857
	LG International Corp.	117,374	2,715,383
	LG Petrochemical Co., Ltd.	118,910	3,087,080
* #	LG Phillips LCD Co., Ltd.	310,000	9,641,393
	Lotte Chilsung Beverage Co., Ltd.	1,080	1,328,908
	Lotte Confectionary Co., Ltd.	3,137	3,879,587
#	Lotte Sam Kang Co., Ltd.	4,090	773,845
	LS Cable, Ltd.	87,310	3,706,004
#	Meritz Fire Marine Insurance Co., Ltd.	168,100	1,202,521
#	Meritz Securities Co., Ltd.	101,390	935,760
*	Mi Chang Oil Industrial Co., Ltd.	3,650	67,732
*	MonAmi Co., Ltd.	9,490	144,587
#	Moorim Paper Co., Ltd.	57,710	612,573
	Motonic Corp.	640	31,347
#	Namhae Chemical Corp.	163,880	508,995
*	Namkwang Engineering & Construction Co., Ltd.	15,640	103,288
*	Namsun Aluminum Co., Ltd.	14,470	58,825
	Namyang Dairy Products Co., Ltd.	1,785	1,554,089
* #	Nasan Co., Ltd.	16,090	288,535
*	Nexen Corp.	5,680	129,997
	NH Investment & Securities Co., Ltd.	54,071	754,297
	Nong Shim Holdings Co., Ltd.	5,420	512,446
*	Noroo Paint Co., Ltd.	37,899	175,342
#	Ottogi Corp.	10,309	1,142,119

23

		Shares	Value††
* #	Pacific Pharmaceutical Co., Ltd.	3,840	$164,642
#	Pang Rim Co., Ltd.	15,040	303,210
* #	Pantech & Curitel Communications, Inc.	85,030	86,431
*	Pantech Co., Ltd.	40,270	92,166
	PaperCorea, Inc.	19,552	108,502
	Pohang Coated Steel Co., Ltd.	12,780	247,083
#	Poong Lim Industrial Co., Ltd.	74,350	813,315
#	Poong San Corp.	123,590	3,242,545
	POSCO	420	132,060
#	POSCO Sponsored ADR	950,211	74,933,639
#	Pulmuone Co., Ltd.	15,710	539,838
#	Pum Yang Construction Co., Ltd.	21,917	314,668
	Pusan Bank	368,650	4,550,842
#	Pusan City Gas Co., Ltd.	34,950	826,230
* #	Pyung Hwa Holdings Co., Ltd.	42,576	134,918
#	Pyung Hwa Industrial Co., Ltd.	42,488	214,620
*	Rocket Electric Co., Ltd.	3,460	17,387
#	S&T Corp.	16,400	473,894
#	S&T Dynamics Co., Ltd.	94,174	660,881
* #	Saehan Industries, Inc.	162,470	889,227
* #	Saehan Media Corp.	85,210	169,524
*	Sajo Industries Co., Ltd.	22,720	188,302
*	Sam Kwang Glass Industrial Co., Ltd.	13,270	259,687
*	Sam Whan Camus Co., Ltd.	9,400	73,929
	Sam Yung Trading Co., Ltd.	13,840	36,002
#	Sambu Construction Co., Ltd.	23,868	863,162
	Samhwa Crown and Closure Co., Ltd.	3,100	50,757
	Samhwa Paints Industrial Co., Ltd.	48,610	184,601
	Samsung Climate Control Co., Ltd.	11,990	102,626
	Samsung Corp.	344,090	12,167,315
* #	Samsung Electro-Mechanics Co., Ltd.	99,520	4,482,154
#	Samsung Fine Chemicals Co., Ltd.	76,980	1,942,558
	Samsung Heavy Industries Co., Ltd.	50,000	1,259,307
#	Samsung SDI Co., Ltd.	133,040	9,479,250
	Samsung Securities Co., Ltd.	116,860	6,637,066
#	Samwhan Corp.	38,370	1,043,606
#	Samyang Corp.	29,585	1,962,097
#	Samyang Genex Co., Ltd.	8,752	828,167
	Samyang Tongsang Co., Ltd.	6,100	168,085
*	Samyoung Chemical Co., Ltd.	2,820	25,729
#	Samyoung Electronics Co., Ltd.	56,300	632,185
#	Seah Holdings Corp.	10,789	1,035,618
#	Seah Steel Corp.	14,125	554,299
	Sebang Co., Ltd.	48,600	466,719
	Sejong Industrial Co., Ltd.	101,600	486,516
	Sempio Foods Co.	14,340	371,095
#	Seondo Electric Co., Ltd.	35,800	75,853
#	Seoul Securities Co., Ltd.	1,205,990	2,053,339
*	SGWICUS Corp.	20,530	77,777
*	SH Chemical Co., Ltd.	44,940	219,002
*	Shin Dong-Ah Fire & Marine Insurance Co.	32,653	187,644
#	Shin Heung Securities Co., Ltd.	34,533	391,048
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	181,629
#	Shin Young Securities Co., Ltd.	18,390	756,870
	Shin Young Wacoal, Inc.	273	27,052

24

		Shares	Value††
	Shinhan Financial Group Co., Ltd.	96,326	$4,713,712
	Shinpoong Pharmaceutical Co., Ltd.	13,200	346,667
#	Shinsegae Engineering & Construction Co., Ltd.	3,980	163,062
*	Shinsung Engineering & Construction Co., Ltd.	38,300	252,120
	Shinsung Engineering Co., Ltd.	108,470	420,300
*	Shinsung Tongsang Co., Ltd.	34,250	134,594
#	Sindo Ricoh Co., Ltd.	26,750	1,651,151
* #	SJM Co., Ltd.	60,580	269,543
#	SK Chemicals Co., Ltd.	40,060	1,894,977
	SK Corp., Ltd.	361,340	26,567,286
	SK Gas Co., Ltd.	24,760	1,291,073
#	SKC Co., Ltd.	74,250	1,958,737
	SL Corp.	33,210	252,242
	Songwon Industrial Co., Ltd.	45,480	198,607
* #	Soosan Heavy Industries Co., Ltd.	233,050	189,216
* #	Ssangyong Cement Industry Co., Ltd.	202,996	3,013,233
* #	Ssangyong Motor Co.	390,550	2,177,227
#	Suheung Capsule Co., Ltd.	52,170	341,637
*	Sung Bo Chemicals Co., Ltd.	4,130	159,103
#	Sung Chang Enterprise Co., Ltd.	20,760	361,055
#	Sung Shin Cement Co., Ltd.	60,720	948,555
*	Sungjee Construction Co., Ltd.	11,880	206,165
* #	Sungwon Corp.	55,510	390,571
	Sunjin Co., Ltd.	7,650	305,949
#	Sunkyong Securities Co., Ltd.	384,280	590,585
#	Tae Kwang Industrial Co., Ltd.	2,881	2,299,467
	Tae Kyung Industrial Co., Ltd.	63,000	189,708
#	Tae Young Corp.	24,260	1,887,638
#	Taegu Department Store Co., Ltd.	52,221	1,043,217
#	Tai Han Electric Wire Co., Ltd.	130,667	3,565,389
	Tai Lim Packaging Industries Co., Ltd.	13,420	113,151
*	Telcoware Co., Ltd.	36,000	475,574
*	The Will-Bes & Co., Ltd.	27,760	86,772
*	Tong Kook Corp.	607	1,021
*	Tong Yang Major Corp.	24,960	203,618
	Tong Yang Moolsan Co., Ltd.	12,890	85,750
* #	TRYBRANDS, Inc.	75,800	427,536
#	TS Corp.	11,001	481,027
*	Unid Co., Ltd.	19,400	464,695
	Union Steel Manufacturing Co., Ltd.	29,697	858,340
	Wiscom Co., Ltd.	32,980	147,025
#	Woori Investment & Securities Co., Ltd.	363,080	8,063,856
*	WooSung Feed Co., Ltd.	72,820	122,235
	YESCO Co., Ltd.	12,780	382,479
#	Yoosung Enterprise Co., Ltd.	106,520	566,713
#	Youlchon Chemical Co., Ltd.	82,970	914,597
*	Young Poong Mining & Construction Corp.	18,030	1,067
	Youngbo Chemical Co., Ltd.	33,000	87,701
#	Youngone Corp.	122,650	622,644
#	Youngpoong Corp.	3,430	922,934
	Yuhwa Securities Co., Ltd.	22,100	338,920
* #	Yuyang Telecom Co., Ltd.	6,460	107,279
*	Zinus, Inc.	9,330	7,529

TOTAL — SOUTH KOREA			590,276,041

25

		Shares	Value††
TAIWAN — (12.2%)
COMMON STOCKS — (12.2%)
*	A.G.V. Products Corp.	1,786,000	$414,498
*	Abocom Systems, Inc.	442,000	175,681
	Acbel Polytech, Inc.	2,182,040	800,122
*	Accton Technology Corp.	1,621,000	1,073,194
	Allis Electric Co., Ltd.	86,320	19,419
	Ampoc Far East Co., Ltd.	706,020	317,067
*	Amtran Technology Co., Ltd.	1,669,385	1,261,058
*	Apex Science & Engineering Corp.	103,000	15,114
*	Arima Computer Corp.	4,196,000	925,286
	Asia Cement Corp.	11,199,042	11,092,744
	Asia Chemical Corp.	1,365,000	489,255
	Asia Polymer Corp.	1,206,489	505,455
*	Asia Vital Components Co., Ltd.	1,133,322	665,836
	Asustek Computer, Inc.	122,808	336,639
	AU Optronics Corp.	3,907,428	5,260,937
	Aurora Corp.	448,650	267,602
	Aurora Systems Corp.	157,000	74,157
	Avision, Inc.	922,406	630,220
	Bank of Kaohsiung Co., Ltd.	3,185,622	1,501,407
*	Behavior Tech Computer Corp.	847,791	367,522
*	Benq Corp.	11,878,000	6,527,000
	Bes Engineering Corp.	6,527,089	1,607,177
*	Biostar Microtech International Corp.	449,280	233,032
	C Sun Manufacturing, Ltd.	173,892	123,254
*	Carnival Industrial Corp.	2,092,000	481,636
	Cathay Chemical Works, Inc.	857,000	300,555
*	Cathay Real Estate Development Co., Ltd.	4,872,421	3,739,844
*	Central Insurance Co., Ltd.	574,020	300,855
	Central Reinsurance Co., Ltd.	1,041,614	402,385
	Chain Qui Development Co., Ltd.	260,000	193,199
*	Champion Building Materials Co., Ltd.	1,195,000	577,515
*	Chang Hwa Commercial Bank	19,928,459	13,552,659
*	Chang-Ho Fibre Corp.	192,000	75,643
*	Charoen Pokphand Enterprises Co., Ltd.	534,000	138,958
	Cheng Loong Corp.	5,181,480	2,014,150
	Chenming Mold Industrial Corp.	727,625	306,049
	Chi Mei Optoelectronic Corp.	13,942,000	14,803,327
*	Chia Her Industrial Co., Ltd.	1,837,340	206,844
*	Chia Hsin Cement Corp.	2,967,000	2,044,176
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	54,551
*	Chien Shing Stainless Steel Co., Ltd.	1,472,000	515,428
*	Chien Tai Cement Co., Ltd.	282,238	13,533
*	China Airlines	17,113,223	7,985,436
	China Chemical & Pharmaceutical Co.	2,971,264	1,042,566
	China Development Financial Holding Corp.	49,184,870	21,896,278
	China Electric Manufacturing Co., Ltd.	1,796,200	938,105
*	China General Plastics Corp.	2,402,000	639,938
	China Glaze Co., Ltd.	753,000	237,422
*	China Man-Made Fiber Co., Ltd.	6,522,813	1,440,880
	China Motor Co., Ltd.	6,076,368	5,556,637
*	China Petrochemical Development Corp.	9,270,000	2,693,731
*	China Rebar Co., Ltd.	439,188	53,506

26

		Shares	Value††
	China Steel Structure Co., Ltd.	318,219	$149,802
	China Synthetic Rubber Corp.	2,450,890	2,898,035
*	China United Trust & Investment Corp.	493,999	79,568
*	China Wire & Cable Co., Ltd.	379,000	73,629
	Chinatrust Financial Holdings Co., Ltd.	25,190,809	21,496,369
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	94,953
	Chin-Poon Industrial Co., Ltd.	1,580,451	1,028,686
	Chun Yu Works & Co., Ltd.	1,800,000	570,699
	Chun Yuan Steel Industrial Co., Ltd.	2,250,187	959,476
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	520,469
	Chung Hwa Pulp Corp.	2,546,419	1,367,667
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	32,516,045	6,923,643
*	Clevo Co.	2,350,990	1,830,933
*	CMC Magnetics Corp.	15,041,000	5,108,025
	Collins Co., Ltd.	1,449,319	452,617
	Compal Electronics, Inc.	2,266,898	2,083,970
*	Compeq Manufacturing Co., Ltd.	6,303,000	2,999,566
*	Compex International Co. Ltd.	46,400	287
	Continental Engineering Corp.	3,183,848	2,702,247
*	Cosmos Bank Taiwan	8,567,000	3,209,380
	CTCI Corp.	2,705,961	1,964,504
	Cyntec Co., Ltd.	38,798	50,175
*	Da-Cin Construction Co., Ltd.	1,092,579	505,189
*	Delpha Construction Co., Ltd.	1,684,044	487,057
*	Der Pao Construction Co., Ltd.	1,139,000	28,880
	Diamond Flower Electric Instrument Co., Ltd.	66,585	112,304
	E.Sun Financial Holding Co., Ltd.	106,000	72,141
	Eastern Media International	5,685,235	2,069,983
	Eclat Textile Co., Ltd.	243,249	120,413
	Edom Technology Co., Ltd.	740,800	360,345
	Elan Microelectronics Corp.	1,495,361	761,743
*	Elite Material Co., Ltd.	102,697	55,473
	Elite Semiconductor Memory Technology, Inc.	747,582	796,007
	Elitegroup Computer Systems Co., Ltd.	2,949,975	1,644,250
	Enlight Corp.	1,485,000	495,732
*	EnTie Commercial Bank	5,484,474	1,845,247
	Eten Information Systems, Ltd.	834,094	845,620
	Eva Airways Corp.	16,403,783	6,763,159
*	Ever Fortune Industrial Co., Ltd.	409,000	4,173
*	Everest Textile Co., Ltd.	1,958,002	409,133
	Evergreen International Storage & Transport Corp.	4,520,000	2,504,667
	Evergreen Marine Corp., Ltd.	8,407,527	4,938,669
	Everlight Chemical Industrial Corp.	1,712,950	648,849
*	Everspring Industry Co., Ltd.	1,095,180	261,021
*	Evertop Wire Cable Corp.	660,000	377,272
	Excel Cell Electronics Co., Ltd.	565,000	486,631
	Far East Textile, Ltd.	17,269,458	14,567,452
	Far Eastern Department Stores, Ltd.	3,946,332	2,142,756
	Far Eastern International Bank	5,970,236	2,839,346
	Federal Corp.	2,076,876	1,517,706
	Feng Hsin Iron & Steel Co., Ltd.	333,000	364,937
*	FIC Global, Inc.	244,510	31,560
	First Copper Technology Co., Ltd.	1,638,750	713,567
	First Financial Holding Co., Ltd.	3,305,163	2,469,374

27

		Shares	Value††
	First Hotel	399,454	$411,221
*	First Steamship Co., Ltd.	728,000	527,234
	Formosa Taffeta Co., Ltd.	6,473,511	4,533,790
*	Formosan Rubber Group, Inc.	2,419,000	1,533,744
	Formosan Union Chemical Corp.	215,239	81,070
	Fortune Electric Co., Ltd.	945,000	400,230
*	Fu I Industrial Co., Ltd.	264,000	84,630
	Fubon Financial Holding Co., Ltd.	15,439,000	14,537,725
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,521,471
	Fwuson Industry Co., Ltd.	915,000	200,237
*	G.T.M. Corp.	543,000	408,787
*	Giga Storage Corp.	2,039,898	383,070
	Giga-Byte Technology Co., Ltd.	3,504,287	2,735,007
	Gold Circuit Electronics, Ltd.	1,421,805	1,018,766
	Goldsun Development & Construction Co., Ltd.	6,252,232	3,333,032
	Good Will Instrument Co., Ltd.	348,000	203,553
	Gordon Auto Body Parts Co., Ltd.	641,690	341,890
*	Grand Pacific Petrochemical Corp.	3,021,000	1,119,404
	Grape King, Inc.	854,000	261,484
	Great China Metal Industry Co., Ltd.	1,531,000	774,676
	Great Wall Enterprise Co., Ltd.	2,406,980	1,344,182
	Hanpin Co., Ltd.	1,008,000	484,198
*	Helix Technology, Inc.	158,211	3,766
	Hey Song Corp.	2,416,000	1,129,995
*	Hitron Technologies, Inc.	619,000	201,185
*	Ho Tung Holding Corp.	2,607,628	634,720
*	Hocheng Corp.	2,056,000	709,689
*	Hold-Key Electric Wire & Cable Co., Ltd.	735,420	189,497
*	Hong Ho Precision Textile Co., Ltd.	93,889	11,580
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	854,495
	Hsin Kuang Steel Co., Ltd.	990,481	642,224
	Hsing Ta Cement Co., Ltd.	1,387,980	557,652
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	1,120,119
	Hua Nan Financial Holding Co., Ltd.	86,428	61,593
*	Hualon Corp.	257,040	8,584
	Hung Ching Development & Construction Co., Ltd.	1,828,468	889,723
	Hung Poo Construction Corp.	1,648,000	2,028,483
	Hung Sheng Construction Co., Ltd.	2,520,000	2,173,370
	Inventec Corp.	5,779,712	5,012,089
	Jui Li Enterprise Co., Ltd.	355,000	102,497
	Jung Shing Wire Co., Ltd.	123,000	43,102
	K Laser Technology, Inc.	680,000	619,581
	Kang Na Hsiung Co., Ltd.	1,395,127	699,225
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	431,739
	Kaulin Manufacturing Co., Ltd.	737,050	527,952
*	Kee Tai Properties Co., Ltd.	823,900	720,359
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	1,143,130
	King Yuan Electronics Co., Ltd.	1,956,914	1,674,089
*	Kingdom Construction Co., Ltd.	2,469,000	1,172,144
*	King’s Town Bank	2,933,012	922,146
	Kinpo Electronics, Inc.	6,406,440	2,467,226
	Knowledge-Yield-Excellence Systems Corp.	418,941	446,362
	Kung Long Batteries Industrial Co., Ltd.	173,000	167,967
*	Kuoyang Construction Co., Ltd.	641,029	578,172
*	Kwong Fong Industries Corp.	3,076,000	690,968

28

		Shares	Value††
*	Lan Fa Textile Co., Ltd.	745,604	$169,193
*	Lead Data Co., Ltd.	1,971,140	315,770
*	Leadtek Research, Inc.	1,009,493	268,419
*	Lealea Enterprise Co., Ltd.	3,654,000	561,327
	Lee Chang Yung Chemical Industry Corp.	900,376	914,780
	Lee Chi Enterprises Co., Ltd.	1,889,900	468,423
	Lelon Co., Ltd.	919,118	451,016
*	Leofoo Development Co., Ltd.	1,940,000	1,469,735
	Les Enphants Co., Ltd.	157,740	111,971
*	Li Peng Enterprise Co., Ltd.	3,223,000	911,334
	Li Shin International Enterprise Corp.	236,528	178,862
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	183,600
	Lien Hwa Industrial Corp.	3,157,911	1,739,258
*	Lingsen Precision Industries, Ltd.	1,536,320	493,450
	Long Bon Development Co., Ltd.	2,146,943	1,277,975
	Long Chen Paper Co., Ltd.	2,357,000	1,105,529
	Lucky Cement Corp.	1,872,000	568,810
*	Lung Hwa Electronics Corp.	163,000	30,872
*	Macronix International Co., Ltd.	15,669,009	7,075,016
	Mayer Steel Pipe Corp.	728,200	524,883
	Maywufa Co., Ltd.	187,575	55,751
	Mega Financial Holding Co., Ltd.	42,101,000	31,956,509
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	556,700	427,198
*	Mercuries & Associates, Ltd.	2,271,980	703,615
*	Mercuries Data Co., Ltd.	930,800	221,137
	Merida Industry Co., Ltd.	447,260	442,847
*	Microelectronics Technology, Inc.	2,178,000	978,415
	Micro-Star International Co., Ltd.	4,261,931	3,402,987
*	Microtek International, Inc.	429,062	54,565
	Mitac Technology Corp.	1,339,065	578,163
	Mobiletron Electronics Co., Ltd.	90,000	103,025
	Mospec Seminconductor Corp.	404,000	206,100
*	Mustek Systems, Inc.	988,514	152,627
*	Namchow Chemical Industrial Co., Ltd.	164,057	30,311
	Nankang Rubber Tire Co., Ltd.	146,036	221,201
	Nantex Industry Co., Ltd.	1,263,615	696,873
	Nanya Technology Co., Ltd.	13,242,085	10,801,827
*	New Asia Construction & Development Co., Ltd.	586,000	84,753
	Nien Hsing Textile Co., Ltd.	2,398,000	1,404,053
	Ocean Plastics Co., Ltd.	972,776	457,833
*	Optimax Technology Corp.	2,706,000	1,918,603
*	Opto Tech Corp.	1,328,000	731,789
*	Orient Semiconductor Electronics, Ltd.	648,713	98,830
	Oriental Union Chemical Corp.	3,814,000	2,420,686
*	Pacific Construction Co., Ltd.	2,764,256	690,249
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,117
*	Pan Jit International, Inc.	1,138,893	638,665
	Phihong Technology Co., Ltd.	1,445,404	977,848
*	Picvue Electronics, Ltd.	604,000	11,108
*	Potrans Electrical Corp.	1,139,000	153,557
*	Primax Electronics, Ltd.	1,839,744	829,484
	Prince Housing & Development Corp.	3,013,987	1,986,797
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	6,185,157	739,239

29

		Shares	Value††
*	Promise Technology, Inc.	646,126	$491,830
*	Quintain Steel Co., Ltd.	2,054,000	407,586
	Radium Life Tech Corp.	698,273	1,147,989
	Ralec Electronic Corp.	159,018	134,546
	Realtek Semiconductor Corp.	1,503,810	2,331,877
*	Rectron, Ltd.	78,300	10,361
*	Reward Wool Industry Corp.	743,000	180,356
*	Rexon Industrial Corp., Ltd.	218,820	56,997
*	Ritek Corp.	12,582,518	3,698,685
	Ruentex Development Co., Ltd.	2,897,000	2,400,306
	Ruentex Industries, Ltd.	2,485,000	1,517,028
*	Sainfoin Technology Corp.	835,498	8,784
*	Sampo Corp.	5,194,684	1,298,161
	San Fang Chemical Industry Co., Ltd.	207,280	123,676
	Sanyang Industrial Co., Ltd.	3,466,000	2,311,862
	Sanyo Electric Co., Ltd.	826,000	637,545
*	Senao International Co., Ltd.	148,000	106,218
	Sheng Yu Steel Co., Ltd.	1,473,000	1,338,711
	Shihlin Electric & Engineering Corp.	1,643,000	1,770,109
	Shinkong Co., Ltd.	1,693,233	939,182
*	Shinkong Synthetic Fibers Co., Ltd.	6,502,000	1,758,228
	Shuttle, Inc.	772,223	391,889
	Silicon Integrated Systems Corp.	7,301,485	4,110,531
	Sincere Navigation Corp.	458,462	587,122
*	Sinkang Industries Co., Ltd.	419,000	370,911
	Sinkong Spinning Co., Ltd.	935,825	942,738
	Sinon Corp.	1,798,700	507,059
	SinoPac Holdings Co., Ltd.	13,190,809	7,096,221
*	Sintek Photronics Corp.	4,211,182	913,865
	Siward Crystal Technology Co., Ltd.	514,332	317,657
*	Solomon Technology Corp.	1,916,000	668,675
	South East Soda Manufacturing Co., Ltd.	683,000	332,560
	Southeast Cement Co., Ltd.	2,638,700	795,228
*	Space Shuttle Hi-Tech Co., Ltd.	317,032	63,183
	Standard Chemical & Pharmaceutical Co., Ltd.	837,000	457,212
	Standard Foods Taiwan, Ltd.	1,409,000	603,784
	Stark Technology, Inc.	1,073,000	578,037
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	681,366
	Synnex Technology International Corp.	1,460,900	1,652,170
	Systex Corp., Ltd.	2,772,341	908,239
	T JOIN Transportation Co.	1,537,000	772,397
	Ta Chen Stainless Pipe Co., Ltd.	957,996	1,049,738
	Ta Chong Bank, Ltd.	11,180,906	3,461,096
*	Ta Ya Electric Wire & Cable Co., Ltd.	2,315,515	985,684
	Tah Hsin Industrial Corp.	912,000	537,890
	Ta-I Technology Co., Ltd.	741,699	839,256
*	Taichung Commercial Bank	8,369,000	1,754,392
*	Tainan Spinning Co., Ltd.	6,757,000	2,512,607
*	Taishin Financial Holdings Co., Ltd.	26,525,000	14,556,905
*	Taisun Enterprise Co., Ltd.	1,586,721	343,665
*	Taita Chemical Co., Ltd.	1,212,690	325,643
*	Taitung Business Bank	296	9
*	Taiwan Business Bank	12,090,912	3,842,396
	Taiwan Cement Corp.	12,064,315	10,944,355
	Taiwan Cooperative Bank	11,478,534	8,272,599

30

		Shares	Value††
	Taiwan Fire & Marine Insurance Co., Ltd.	1,895,320	$1,156,487
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	137,513
	Taiwan Glass Ind. Corp.	4,019,203	3,152,261
	Taiwan Hon Chuan Enterprise Co., Ltd.	793,631	633,084
	Taiwan Kai Yih Industrial Co., Ltd.	484,000	300,800
*	Taiwan Kolin Co., Ltd.	5,797,000	1,673,958
	Taiwan Line Tek Electronic Co., Ltd.	419,120	225,975
	Taiwan Mask Corp.	1,556,000	910,246
	Taiwan Navigation Co., Ltd.	684,898	481,789
	Taiwan Polypropylene Co., Ltd.	1,356,000	1,186,239
*	Taiwan Pulp & Paper Corp.	1,465,000	452,211
	Taiwan Sakura Corp.	1,321,397	304,207
	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	550,195
*	Taiwan Styrene Monomer Corp.	3,151,000	1,388,709
*	Taiwan Tea Corp.	4,133,381	1,073,497
	Taiyen Biotech Co., Ltd.	1,275,000	774,241
*	Tatung Co., Ltd.	9,309,000	4,332,126
*	Teapo Electronic Corp.	2,021,670	487,582
	Teco Electric & Machinery Co., Ltd.	9,861,834	4,574,787
	Tecom, Ltd.	1,440,753	624,432
	Test-Rite International Co., Ltd.	1,318,753	705,720
	Tex-Ray Industrial Co., Ltd.	724,000	319,317
	The Ambassador Hotel	605,000	620,229
*	The Chinese Bank	8,296,000	967,455
	The First Insurance Co., Ltd.	1,602,224	737,612
	Thye Ming Industrial Co., Ltd.	164,000	132,279
	Ton Yi Industrial Corp.	5,479,810	1,981,532
	Tong Yang Industry Co., Ltd.	422,000	342,468
	Tsann Kuen Enterprise Co., Ltd.	1,089,000	933,104
	TSRC Corp.	1,874,400	1,279,893
	Tung Ho Steel Enterprise Corp.	2,688,555	2,458,668
*	Twinhead International Corp.	1,311,017	164,703
*	TYC Brother Industrial Co., Ltd.	543,320	408,292
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	419,619
	Tze Shin International Co., Ltd.	840,000	389,818
*	Ulead Systems, Inc.	301,000	279,221
*	Union Bank of Taiwan	7,497,577	2,114,789
*	Union Insurance Co., Ltd.	1,794,575	346,990
	Uni-President Enterprises Corp.	1,000,000	974,918
	Unitech Electronics Co., Ltd.	1,008,474	417,453
	Unitech Printed Circuit Board Corp.	1,718,475	808,719
	United Integration Service Co., Ltd.	930,000	678,676
	United Microelectronics Corp.	70,360,474	46,217,115
*	Universal Cement Corp.	2,333,169	971,673
*	Universal Microelectronics Co., Ltd.	729,010	371,007
	Universal Scientific Industrial Co., Ltd.	3,172,823	1,788,740
	Universal, Inc.	622,000	226,119
	UPC Technology Corp.	3,568,799	1,587,485
	USI Corp.	3,514,000	1,023,078
*	U-TECH Media Corp.	1,068,799	287,339
*	Ve Wong Corp.	725,000	301,598
*	Visual Photonics Epitacy Co., Ltd.	86,000	137,033
*	Walsin Lihwa Corp.	11,367,412	6,025,017
	Walsin Technology Corp., Ltd.	2,843,513	2,674,363
	Wan Hwa Enterprise Co., Ltd.	995,843	556,543

31

		Shares	Value††
	Waterland Financial Holdings	9,610,000	$2,961,444
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	310,208
*	Wei Chuan Food Corp.	1,007,000	586,856
	Weltrend Semiconductor, Inc.	1,086,000	492,682
*	Winbond Electronics Corp.	18,050,000	7,576,186
	Wintek Corp.	5,291,000	5,339,185
	WPG Holdings Co., Ltd.	958,985	564,652
	Wus Printed Circuit Co., Ltd.	2,434,928	902,795
*	Yageo Corp.	12,807,840	5,557,585
	Yang Ming Marine Transport Corp.	5,786,058	3,119,861
*	Yeung Cyang Industrial Co., Ltd.	445,270	558,258
*	Yi Jinn Industrial Co., Ltd.	1,543,000	173,282
	Yieh Phui Enterprise Co., Ltd.	5,939,143	2,667,613
	Yosun Industrial Corp.	1,167,668	820,633
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	7,064,572	2,980,626
	Yulon Motor Co., Ltd.	6,022,270	7,584,286
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	95,147
	Yung Shin Pharmaceutical Industrial Co., Ltd.	440,400	377,614
	Yung Tay Engineering Co., Ltd.	2,407,000	1,405,280
	Zig Sheng Industrial Co., Ltd.	3,158,596	751,145
TOTAL COMMON STOCKS			619,338,040

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 01/01/07	90,530	6,019
*	Taiwan Business Bank Rights 12/22/06	3,143,637	63,184
*	Taiwan Cooperative Bank Rights 12/14/06	941,239	114,963
TOTAL RIGHTS/WARRANTS			184,166

TOTAL — TAIWAN			619,522,206

THAILAND — (3.3%)
COMMON STOCKS — (3.3%)
	A.J. Plast Public Co., Ltd. (Foreign)	400,000	36,997
*	Adkinson Securities Public Co., Ltd. (Foreign)	2,688,100	576,637
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,955,102
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	4,082,300	3,724,623
	Asia Plus Securities Public Co., Ltd. (Foreign)	4,000,000	470,261
	Bangkok Bank Public Co., Ltd. (Foreign)	5,539,200	20,215,495
#	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,698,755
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	1,295,500	333,845
	Bangkok Insurance Public Co., Ltd. (Foreign)	87,880	543,512
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	1,129,141
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	9,626,879
	Banpu Public Co., Ltd. (Foreign)	1,454,300	7,130,709
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,633,676
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	13,617,400	1,654,043
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	443,357
	Central Plaza Hotel Public Co., Ltd. (Foreign)	5,422,500	1,049,906
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	43,926,440	6,485,865
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	646,900	164,901
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,058,000	1,989,714
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	1,487,592
	Erawan Group Public Co., Ltd. (Foreign)	3,812,400	473,696

32

		Shares	Value††
	Finansa Public Co., Ltd. (Foreign)	967,800	$377,468
	GFPT Public Co., Ltd. (Foreign)	498,600	180,577
	GMM Grammy Public Co., Ltd. (Foreign)	338,100	77,708
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	46,312
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	709,813
	Hermraj Land & Development Public Co., Ltd. (Foreign)	44,353,300	1,322,135
	ICC International Public Co., Ltd. (Foreign)	2,755,000	3,252,351
*	International Engineering Public Co., Ltd. (Foreign)	19,689,100	828,264
*	Jasmine International Public Co., Ltd. (Foreign)	54,242,600	740,462
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	378,367
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	3,047,639
*	KCE Electronics Public Co., Ltd. (Foreign)	1,743,300	198,152
*	KGI Securities One Public Co., Ltd. (Foreign)	14,256,100	857,868
	Kiatnakin Finance Public Co., Ltd. (Foreign)	3,036,300	2,537,652
	Krung Thai Bank Public Co., Ltd. (Foreign)	39,124,400	15,041,558
	Krungthai Card Public Co., Ltd. (Foreign)	1,242,200	986,285
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	1,277,259
	Lalin Property Public Co., Ltd. (Foreign)	3,046,900	378,581
*	Loxley Public Co., Ltd. (Foreign)	17,739,300	1,067,471
*	Magnecomp Precision Technology (Foreign)	15,950,000	1,013,122
	MBK Development Public Co., Ltd. (Foreign)	843,400	1,304,045
*	Mida Assets Public Co., Ltd. (Foreign)	7,688,400	372,693
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	356,880
	MK Real Estate Development Public Co., Ltd. (Foreign)	5,772,100	456,687
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	2,984,609	172,949
	Modernform Group Public Co., Ltd. (Foreign)	46,000	50,620
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	718,362
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	124,073,000	1,348,056
*	Natural Park Public Co., Ltd. (Foreign)	55,231,800	646,256
	Noble Development Public Co., Ltd. (Foreign)	2,425,600	375,041
*	Pacific Assets Public Co., Ltd. (Foreign)	1,034,500	203,182
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	2,006,853
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	8,305,900	83,302
*	Polyplex PCL (Foreign)	5,424,000	556,075
	Power Line Engineering Public Co., Ltd. (Foreign)	3,203,000	722,783
*	Property Perfect Public Co., Ltd. (Foreign)	3,226,500	327,189
#	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,770,530
	Quality Houses Public Co., Ltd. (Foreign)	40,759,600	1,498,890
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	4,337,094
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	87,440
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,986,182
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	674,074
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	2,149,189
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	71,285,000	2,383,117
	Sansiri Public Co., Ltd. (Foreign)	10,262,900	1,149,376
#	Seamico Securities Public Co., Ltd. (Foreign)	5,788,600	741,818
* #	Shinawatra Satellite Public Co., Ltd. (Foreign)	11,230,400	2,721,952
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	9,198,384
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	636,374
	Siam Makro Public Co., Ltd. (Foreign)	331,200	811,968
#	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	5,221,400	865,506
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	1,240,631	501,160
	Supalai Public Co., Ltd. (Foreign)	8,792,766	999,428
	SVI Public Co., Ltd. (Foreign)	319,600	114,858
*	SVOA Public Co., Ltd. (Foreign)	4,744,000	248,467

33

		Shares	Value††
*	Syntec Construction Public Co., Ltd. (Foreign)	14,210,000	$451,300
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	3,390,700	1,605,848
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	159,737
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	627,233
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	86,425
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	5,130,300	288,709
	Thanachart Capital PCL, Ltd. (Foreign)	12,543,100	6,010,345
	Thoresen Thai Agencies Public Co., Ltd. (Foreign)	3,622,600	2,851,050
	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	192,171
*	TMB Bank, Ltd. (Foreign)	14,500,000	1,236,105
	TPI Polene Public Co., Ltd. (Foreign)	10,140,324	3,983,245
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	106,315
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	249,387
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,005,396
*	Univentures PCL (Foreign)	3,481,400	244,411
	Vanachai Group Public Co., Ltd. (Foreign)	9,076,500	1,340,171
	Vibhavadi Medical Center Public Co., Ltd. (Foreign)	1,307,800	127,519
	Vinythai Public Co., Ltd. (Foreign)	5,213,817	1,256,429
TOTAL COMMON STOCKS			168,542,326

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	2,192,300	56,800
*	Erawan Group Public Co., Ltd. (Foreign) Warrants 12/17/07	953,099	37,173
TOTAL RIGHTS/WARRANTS			93,973

TOTAL — THAILAND			168,636,299

TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	217,475
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	67,033
	Akbank T.A.S.	3,220,238	18,032,775
*	Akenerji Elektrik Uretim A.S.	216,113	593,268
*	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,839,825
	Aksigorta A.S.	1,333,878	4,893,808
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	108,473
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	431,623
	Alarko Holding A.S.	457,862	1,134,948
	Alkim Alkali Kimya A.S.	23,022	74,275
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	278,147
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,431,163
	Anadolu Cam Sanayii A.S.	624,194	2,140,703
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	33,234	297,032
*	Ayen Enerji A.S.	600,828	889,793
*	Aygaz A.S.	952,119	2,326,909
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	211,790
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	317,054
	Bati Anabolu Cimento A.S.	255,022	1,364,254
	Bati Soeke Cimento Sanayi A.S.	152,288	338,116
*	Beko Elektronik A.S.	283,333	366,982
	Bolu Cimento Sanayii A.S.	557,470	1,039,715

34

		Shares	Value††
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	$870,202
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	771,915
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	524,574
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,732	214,198
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,897,985
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,092
*	Demisas Dokum Mamulleri Sanayi A.S.	53,976	48,167
*	Dogan Gazetecilik A.S.	96,299	156,341
	Dogan Sirketler Grubu Holding A.S.	7,151,980	12,444,490
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	426,944	1,317,622
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	544,049	1,814,686
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	804,915
*	Ege Endustri Ve Ticaret A.S.	10,444	107,866
	Enka Insaat ve Sanayi A.S.	21,683	189,388
	Eregli Demir ve Celik Fabrikalari Turk A.S.	2,158,156	12,738,209
*	Finansbank A.S.	2,407,128	9,646,346
*	Fortis Bank A.S.	2,104,055	6,552,615
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	78,403	88,057
*	Goldas Kuyumculuk Sanayi A.S.	327,200	233,258
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,028,356
*	Goodyear Lastikleri T.A.S.	50,050	761,796
*	GSD Holding A.S.	664,038	566,916
*	Gubre Fabrikalari Ticaret A.S.	54,895	131,988
	Gunes Sigorta A.S.	309,093	546,945
*	Hektas Ticaret T.A.S.	242,577	166,751
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	39,296
*	Ihlas Holding A.S.	2,743,806	920,915
*	Izmir Demir Celik Sanayii A.S.	230,946	995,621
	Izocam Ticaret Ve Sanayi A.S.	27,299	307,294
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	419,387	302,184
	Karton Sanayi ve Ticaret A.S.	1,000	107,709
*	Klimasan Klima Sanayi ve Ticaret A.S.	17,442	101,629
*	Koc Holding A.S. Series B	2,755,668	9,431,667
	Konya Cimento Sanayii A.S.	933	47,266
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,070,579
*	Kutahya Porselen Sanayii A.S.	7,076	121,325
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	912,465
*	Marmari Marti Otel Isletmeleri A.S.	385,082	409,841
	Marshall Boya ve Vernik Sanayii A.S.	17,490	294,017
*	Medya Holdings A.S.	33,508	0
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,146,732	432,763
	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	249,884
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	160,268
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	753,436
	Otobus Karoseri Sanayi A.S.	57,850	684,132
*	Parsan Makina Parcalari Sanayii A.S.	107,692	147,916
	Pinar Entegre et ve Un Sanayii A.S.	113,128	206,090
	Pinar Sut Mamulleri Sanayii A.S.	107,272	330,748
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,184
*	Sabah Yayincilik A.S.	31,938	83,484
*	Sanko Pazarlama Ithalat Ihracat A.S.	96,530	217,326
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	1,075,085
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	775,777
*	Tat Konserve Sanayii A.S.	175,295	306,616
*	Tekstil Bankasi A.S.	379,143	439,035

35

		Shares	Value††
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	$294,245
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	2,609,186
	Trakya Cam Sanayii A.S.	1,581,854	3,860,610
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	2,619,585
	Turk Demir Dokum Fabrikalari A.S.	104,199	751,630
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	103,915
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	7,852,178
	Turkiye Garanti Bankasi A.S.	4,310,290	14,251,408
	Turkiye Is Bankasi A.S.	3,125,539	12,979,269
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	327,934
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	66,145
	USAS Ucak Servisi A.S.	20,520	65,686
*	Uzel Makina Sanayii A.S.	101,945	236,223
*	Vestel Elektronik Sanayi ve Ticaret A.S.	641,291	1,609,519
*	Yapi Kredi Finansal Kiralama A.S.	45,196	111,663
*	Yapi ve Kredi Bankasi A.S.	3,543,654	6,170,142
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	25,691
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,317,348

TOTAL — TURKEY			169,209,769

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (5.5%)

@ Repurchase Agreement, Countrywide Securities 5.31%, 12/01/06 (Collateralized by $193,913,417 FHLMC, rates ranging from 5.500% to 6.000%, maturities ranging from 11/01/20 to 06/15/32 & FNMA, rates ranging from 6.000% to 6.500%, maturities ranging from 10/01/26 to 11/01/36, valued at $189,008,955) to be repurchased at $185,330,185	$185,303	185,302,853

@ Repurchase Agreement, Merrill Lynch 5.31%, 12/01/06 (Collateralized by $41,859,256 FNMA 5.500%, 08/01/24 & 6.500%, 09/01/36, valued at $36,611,438) to be repurchased at $35,898,699	35,893	35,893,405

@ Repurchase Agreement, Merrill Lynch 5.32%, 12/01/06 (Collateralized by $59,565,000 FNMA 5.000%, 03/01/19 & 03/01/34, valued at $36,992,653) to be repurchased at $36,272,572	36,267	36,267,213

Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 12/01/06 (Collateralized by $21,201,000 FHLMC 5.82%, 06/01/36, valued at $20,596,888) to be repurchased at $20,294,925	20,292	20,292,000
TOTAL TEMPORARY CASH INVESTMENTS		277,755,471

TOTAL INVESTMENTS - (100.0%)
(Cost $3,355,099,123)		$5,092,840,515

See accompanying Notes to Financial Statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the “Fund”) as of November 30, 2006, and for the year then ended and have issued our unqualified report thereon dated January 23, 2007 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of November 30, 2006 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 23, 2007

ITEM 7.                                                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                                     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                                     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                                               CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                               EXHIBITS.

(a)(1)       Code of Ethics is filed herewith.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  February 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  February 6, 2007

By:	/s/Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  February 6, 2007